                                                           AMERICAN EXPRESS
                                                        MONEY MARKET ACCOUNTS

                                                              OFFERED BY
                                                          THE RESERVE FUNDS

                                                             PRIMARY FUND
                                                         U.S. GOVERNMENT FUND
                                                          U.S. TREASURY FUND

                                                      INTERSTATE TAX-EXEMPT FUND

American Express Money Market Account is a            CALIFORNIA TAX-EXEMPT FUND
cash management service offered by The Reserve       CONNECTICUT TAX-EXEMPT FUND
Funds through American Enterprise Investment           FLORIDA TAX-EXEMPT FUND
Services Inc., a subsidiary of American Express    MASSACHUSETTS TAX-EXEMPT FUND
Financial Corporation. Shares offered are shares     NEW JERSEY TAX-EXEMPT FUND
of The Reserve Funds.                                 NEW YORK TAX-EXEMPT FUND
                                                        OHIO TAX-EXEMPT FUND
                                                    PENNSYLVANIA TAX-EXEMPT FUND
American Enterprise Investment Services Inc.
A subsidiary of American Express Financial Corporation

IDS TOWER 10
MINNEAPOLIS, MN 55440
www.americanexpress.com

(c) 1998 American Express Financial Corporation
All rights reserved.

[Recycle Logo] recycled paper with a minimum              SEMI-ANNUAL REPORT
       of 10% post-consumer waste                         NOVEMBER 30, 1998


This literature is not authorized for distribution to   [AMERICAN EXPRESS LOGO]
prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

AMEX/SEMI-ANNUAL 01/99

                         THE RESERVE FUND--PRIMARY FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1998--(UNAUDITED)

 PRINCIPAL                                                                         VALUE
   AMOUNT           NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 76.36%             (NOTE 1)
 ---------          -------------------------------------------------             --------
               DOMESTIC -- 16.90%

$ 87,000,000   BankBoston, NA, 5.20%, 2/16/1999............................    $   87,000,000

 150,000,000   The Chase Manhattan Bank, 5.28%, 2/16/1999..................       150,000,000

 150,000,000   Chase Manhattan Bank U.S.A., Delaware, 5.20%, 2/15/1999.....       150,000,000

  68,000,000   Morgan Guaranty Trust Co., N.Y., 5.26%, 2/12/1999...........        68,000,000

 100,000,000   PNC Bank N.A., 4.99%, 7/27/1999(a)..........................        99,953,083
                                                                               --------------

                                                                                  554,953,083
                                                                               --------------

               EURO -- 22.53%

 150,000,000   Abbey National PLC, 5.20%, 2/8/1999.........................       150,000,000

 150,000,000   ABN/AMRO, 5.25%, 2/12/1999..................................       150,000,000

  50,000,000   Bayerische Hypo-und Vereinsbank, 5.31, 12/9/1998............        50,000,296

 100,000,000   Bayerische Hypo-und Vereinsbank, 5.32%, 2/16/1999...........       100,002,109

 150,000,000   Norddeutsche Landesbank, Girozentrale, 5.31%, 2/17/1999.....       150,003,206

 140,000,000   Svenska Handelsbanken, 5.31%, 12/2/1998.....................       140,000,039
                                                                               --------------

                                                                                  740,005,650
                                                                               --------------

               YANKEE -- 36.93%

  50,000,000   Banque Nationale de Paris, 5.13%, 2/3/1998..................        50,000,000

  57,000,000   Banque Nationale de Paris, 5.27%, 12/7/1998.................        57,001,262

  43,000,000   Banque Nationale de Paris, 5.14%, 2/26/1999.................        43,000,000

 150,000,000   BHF Bank AG, 5.23%, 12/7/1998...............................       150,000,000

 140,000,000   Canadian Imperial Bank of Commerce, 5.20%, 2/16/1999........       140,000,000

 150,000,000   Commerzbank AG, 5.21%, 2/5/1999.............................       150,000,000

 150,000,000   Deutsche Bank, 5.25%, 2/8/1999..............................       150,000,000

 145,000,000   Dresdner Bank, 5.12%, 12/3/1998.............................       145,000,000

  73,000,000   Lloyds Bank PLC, 5.31%, 2/16/1999...........................        73,000,770

 110,000,000   UBS AG, 5.31%, 2/16/1999....................................       110,002,320

 145,000,000   Westdeutsche Landesbank Girozentrale, 5.12%, 12/3/1998......       145,000,000
                                                                               --------------

                                                                                1,213,004,352
                                                                               --------------

               Total Negotiable Bank Certificates of Deposit...............     2,507,963,085
                                                                               --------------

               COLLATERALIZED PROMISSORY NOTES -- 13.34%(B)

 150,000,000   International Nederlanden (US) Funding Corp., 5.07%,
               2/26/1999...................................................       148,160,312

 150,000,000   Societe Generale North America, Inc., 5.20%, 12/4/1998......       149,935,063

 140,000,000   Toronto-Dominion Holdings (U.S.A.), Inc., 5.26%,
               12/2/1998...................................................       139,979,544
                                                                               --------------

               Total Collateralized Promissory Notes,......................       438,074,919
                                                                               --------------

               REPURCHASE AGREEMENT -- 7.61%

 250,000,000   Bear, Stearns & Co. Inc., 5.52%, 12/1/98 (collateralized by
               $72,249,304 FGRA, $86,747,837 FGRM, $13,335,849 FNRA,
               $75,293,853 FNRA and $13,066,749 FXRA, 5.00% to 7.50%, due
               9/15/08 to 8/18/28).........................................       250,000,000
                                                                               --------------

               TAXABLE MUNICIPAL BONDS -- 2.12%(A)

  39,700,000   Florida Housing Finance Agency Housing Revenue Bonds 1993
               Series A (LOC UBS AG) 4.96%, 1/1/2034.......................        39,700,000

  25,100,000   Illinois Student Assistance, 4.93% (LOC Sallie Mae),
               12/1/2022...................................................        25,100,000

   5,000,000   New Hampshire Business Finance Authority Revenue Bonds 1992
               Series B, 5.49%, 11/1/2017..................................         5,000,000
                                                                               --------------

               Total Taxable Municipal Bonds...............................        69,800,000
                                                                               --------------

             TOTAL INVESTMENTS (COST $3,264,135,014).....................    99.43%   3,265,838,004
             OTHER ASSETS, LESS LIABILITIES..............................      .57       18,722,018
                                                                            ------   --------------
             NET ASSETS..................................................   100.00%  $3,284,560,022
                                                                            ======   ==============
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
              BASED ON 3,284,560,022 SHARES OF BENEFICIAL INTEREST $.001
              PAR VALUE OUTSTANDING......................................                     $1.00
                                                                                              =====


                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                                 VALUE
   AMOUNT                                                                                (NOTE 1)
 ---------     REPURCHASE AGREEMENTS -- 99.37%                                            --------
$205,000,000   Bear, Stearns & Co. Inc., 4.86%, 12/1/1998 (collateralized by $215,282 GNMA, 6.00% - 7.50%,
                due from 11/15/2005 to 11/15/2028).........................              $205,000,000
 268,000,000   DLJ Securities Corporation, 5.45%, 12/1/1998 (collateralized by $276,040,619 GNMA, 6.00% - 10.00%,
                due from 9/15/1999 to 9/15/2038)...........................               268,000,000
 196,000,000   Prudential Securities Inc., 5.45%, 12/1/1998 (collateralized by $201,880,000 GNMA, 6.50% - 9.00%,
                due from 11/15/2011 to 11/20/2028).........................               196,000,000
   8,000,000   Prudential Securities Inc., 5.45%, 12/1/1998 (collateralized by $8,240,000 GNMA, 6.50% - 8.00%,
                due from 9/15/2011 to 11/15/2028)..........................                 8,000,000
  50,000,000   Lehman Brothers Inc., 5.42%, 12/1/1998 (collateralized by
                $51,494,154 GNMA, 6.76% - 12.00%
                due from 6/15/2000 to 11/15/2028)..........................                50,000,000
                                                                                         ------------

               TOTAL INVESTMENTS (COST $727,000,000).......................    99.37%     727,000,000
               OTHER ASSETS, LESS LIABILITIES..............................      .63        4,616,574
                                                                              ------   --------------
               NET ASSETS..................................................   100.00%  $  731,616,574
                                                                              ======   ==============

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE
                BASED ON 731,616,574 SHARES OF BENEFICIAL
                INTEREST $.001 PAR VALUE OUTSTANDING.......................                     $1.00
                                                                                                =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                      VALUE
  AMOUNT                                                                       (NOTE 1)
 ---------    U.S. GOVERNMENT SECURITIES -- 98.95%                             --------
              U.S. TREASURY BILLS -- 90.34%
$17,000,000   3.73% - 3.98%, 12/24/1998...................................   $ 16,958,147
 43,700,000   4.23% - 4.30%, 1/07/1999....................................     43,510,389
 22,500,000   3.89% - 4.58%, 1/21/1999....................................     22,361,269
 24,300,000   3.88% - 4.56%, 2/04/1999....................................     24,114,053
  2,500,000   4.40%, 2/11/1999............................................      2,478,250
 31,000,000   4.48% - 5.12%, 2/18/1999....................................     30,673,960
 40,000,000   4.51%, 2/25/1999............................................     39,573,822
 27,500,000   4.42% - 4.44%, 3/04/1999....................................     27,188,825
 20,000,000   4.57%, 3/11/1999............................................     19,750,000
 20,400,000   4.53%, 4/01/1999............................................     20,096,593
                                                                             ------------
              Total U.S. Treasury Bills...................................    246,705,308
                                                                             ------------
              U.S. TREASURY NOTES -- 8.61%
 20,000,000   5.13%, 12/31/1998...........................................     20,001,753
  3,500,000   6.25%, 3/31/1999............................................      3,514,324
                                                                             ------------
              Total U.S. Treasury Notes...................................     23,516,077
                                                                             ------------

              TOTAL INVESTMENTS (COST $270,271,385).......................    98.95%  $270,221,385
              OTHER ASSETS, LESS LIABILITIES..............................     1.05      2,867,415
                                                                             ------   ------------
              NET ASSETS..................................................   100.00%  $273,088,800
                                                                             ======   ============

              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
               BASED ON 273,088,800 SHARES OF BENEFICIAL
               INTEREST $.001 PAR VALUE OUTSTANDING.......................          $1.00
                                                                                      ---
                                                                                      ---

---------------
(a) The interest rate is subject to change periodically. The rates reported are those as of November 30, 1998. Securities which are payable on demand and are collateralized by letter of credit, other bank credit agreements or financial guaranty assurance agencies.

(b) Collateralized by bank letter of credit.

                                    GLOSSARY

FNRA and FXRA  =    Federal National Mortgage Association Adjustable Rate REMIC
FGRM           =    Federal Home Loan Mortgage Corp. Gold REMIC
FGRA           =    Federal Home Loan Mortgage Corp. Gold Adjustable Rate REMIC

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                       VALUE
  AMOUNT                    TAX-EXEMPT OBLIGATIONS -- 99.02%                    (NOTE 1)
 ---------                  --------------------------------                    --------

              Alameda Contra Costa School Finance Authority Series A,
$ 1,500,000   2.50%, 6/1/22(a)............................................    $  1,500,000

              Alameda Contra Costa School Finance Authority Series B,
  2,000,000   2.50%, 7/1/23(a)............................................       1,900,000

              Alameda Contra Costa School Finance Authority Series C,
  3,400,000   2.50%, 7/1/25(a)............................................       3,400,000

              Alameda Contra Costa School Finance Authority Series D,
  4,575,000   2.50%, 7/1/18(a)............................................       4,575,000

    250,000   Anaheim COP, 2.60%, 8/1/19(a)...............................         250,000

              California CDA for N. Cal. Retired Officers Community,
  4,300,000   3.20%, 6/7/26(a)............................................       4,300,000

  2,000,000   California EDA for ISO Corp., Series B, 3.20%, 4/1/08(a)....       2,000,000

    600,000   California EDA for ISO Corp., Series D, 3.25%, 4/1/08(a)....         600,000

              California PCR for Pacific Gas and Electric, A, 3.25%,
  2,000,000   12/1/18.....................................................       2,000,000

              California PCR for Pacific Gas and Electric, F, 3.25%,
 10,275,000   11/1/26.....................................................      10,275,000

  5,000,000   California RAN, 4.00%, 6/30/99..............................       5,023,970

              California Modesto Santa Clara Redding Public Power, 2.65%,
    300,000   7/1/22(a)...................................................         300,000

              California School Cash Reserve Program, GOB, 4.50%,
  2,000,000   7/2/99......................................................       2,008,543

  1,500,000   Elk Grove USD Tran., 4.50%, 6/30/99.........................       1,507,530

              Foothill/Eastern Trans. Toll Road Bonds, Series 95C, 2.55%,
  1,000,000   1/2/35(a)...................................................       1,000,000

              Foothill/Eastern Transportation Toll Road Revenue Bonds,
    500,000   2.60%, 1/2/35(a)............................................         500,000

              Fremont Public Finance Authority for Family Resource Center,
  1,500,000   2.55%, 8/1/28(a)............................................       1,500,000

              Grand Terrace HFA CRA for Mt. Vernon Villas, 4.70%, 12/1/11
  5,300,000   (a).........................................................       5,300,000

  1,500,000   Hemet MHR for Sunwest Resort Village, 2.80%, 7/1/06(a)......       1,500,000

              Irvine Improvement Bond Assessment District 85, 2.50%,
  1,800,000   9/2/11(a)...................................................       1,800,000

              Irvine Public Finance Authority for Infrastructure Project,
  1,900,000   2.50%, 11/1/10(a)...........................................       1,900,000

  1,000,000   Irvine Ranch Water District Series A, 3.10%, 5/1/09(a)......       1,000,000

  1,100,000   Irvine Ranch Water District Series B, 3.10%, 10/1/04(a).....       1,100,000

  2,000,000   Irvine Ranch Water District Series B, 3.10%, 10/1/09(a).....       2,000,000

              Irvine Ranch Water District Election, #282, 3.10%,
  1,900,000   11/15/13(a).................................................       1,900,000

              Irvine Ranch Water District, Cons. Impt. Districts 3.10%,
  2,000,000   6/1/15(a)...................................................       2,000,000

              Lancaster MHR for Westwood Park Apartments 1985, 2.55%,
    500,000   12/1/07(a)..................................................         500,000

    400,000   Los Angeles CRA for Baldwin Hills, 2.60%, 12/1/14(a)........         400,000

              Los Angeles CRA for Promenade Towers Series 1989, 2.65%,
  3,095,000   4/1/09(a)...................................................       3,095,000

  5,890,000   Los Angeles Custodial Receipts, 3.24%, 7/1/05(a)............       5,890,000

  3,500,000   Los Angeles Department of Water, COP, 3.00%, 3/8/99.........       3,500,000

              Los Angeles IDA for International Airport Authority, 3.25%,
  1,300,000   12/1/25(a)..................................................       1,300,000

  1,000,000   Los Angeles IDA for Wastewater Project, 7.00%, 6/1/21(a)....       1,035,347

              Los Angeles Multi Family Mortgage for Valencia Village
    900,000   Project C, 2.50%, 10/1/14...................................         900,000

  2,500,000   Millbrae School District TRAN, 3.75%, 6/30/99...............       2,502,087

              Orange County Apartment Development Revenue Bonds Issue A of
  1,000,000   1991, the Lakes Project 2.75%, 12/1/06(a)...................       1,000,000

              Orange County HFA for Lantern Pines Apartments, 2.55%,
  1,500,000   12/1/27(a)..................................................       1,500,000

              Orange County Sanitation District, Series C 3.20%,
  2,700,000   8/1/17(a)...................................................       2,700,000

              Orange County Water District, 1990 Project B, 3.00%,
  1,100,000   8/15/15(a)..................................................       1,100,000

              Pasadena COP for Rose Bowl Improvement Project, 2.95%,
    600,000   12/1/11(a)..................................................         600,000

              Pico Rivera CRA for Rainer Fund Crossroads Plaza Project,
    700,000   2.70%, 12/1/10(a)...........................................         700,000

  3,000,000   Puerto Rico COP, 2.80% 12/17/98.............................       3,000,000

              Redlands COP for Water Treatment Facility, 2.70%,
    930,000   9/1/15(a)...................................................         930,000

              Redondo Beach for MHR for McCandless Senior Housing Proj.,
  2,000,000   2.95%, 12/1/25(a)...........................................       2,000,000

  1,000,000   Sacramento GOB, 4.00%, 2/1/99...............................       1,000,856

  4,000,000   San Bernadino MHR for Alta Park Project, 4.70%, 5/1/06(a)...       4,000,000

              San Bernadino IDA for Gate City Beverage, 4.10%,
    200,000   3/1/05(a)...................................................         200,000

              San Francisco MHR for Bayside Village Series 85D, 4.60%,
  5,700,000   12/1/05(a)..................................................       5,700,000

              San Francisco HFR for Yerba Buena Gardens, 2.60%,
    575,000   9/1/06(a)...................................................         575,000

  3,000,000   San Jose HFR Redevelopment Agency, 2.50%, 7/1/26(a).........       3,000,000

              Santa Clara Electric Revenue Bonds Series 85C, 2.65%,
    300,000   7/1/10(a)...................................................         300,000

    100,000   Santa Clara El Camino Hospital District, 2.50%, 8/1/15(a)...         100,000

              Santa Clara El Camino Hospital District, Series A, 2.50%,
    500,000   8/1/15(a)...................................................         500,000

              Southern California Public Power Authority, GOB, 5.30%,
  1,000,000   7/1/99......................................................       1,009,022

              Southern California Public Power Authority, Southern
  1,600,000   Transmission B, 2.65%, 7/1/23...............................       1,600,000

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

 PRINCIPAL                                                                       VALUE
  AMOUNT                   TAX-EXEMPT OBLIGATIONS (CONTINUED)                   (NOTE 1)
 ---------                 ----------------------------------                   --------
$   925,000   Turlock Irrigation District Series 88A, 2.50%, 1/1/14(a)....    $    925,000

  2,200,000   Union City MHR for Skylark Apartments, 2.500%, 11/1/07(a)...       2,200,000

              Upland MHR CRA Bonds, Series A for Northwood Project, 2.85%,
    150,000   3/1/14(a)...................................................         150,000

              Upland MHR CRA Bonds Series B for Northwood Project, 2.85%,
  2,100,000   3/1/14(a)...................................................       2,100,000

              Upland Community Redevelopment Agency GOB, 3.10%,
    485,000   9/1/99(a)...................................................         485,000

  5,000,000   Watereuse Finance Authority, 2.60%, 5/1/28..................       5,000,000
                                                                              ------------
              TOTAL INVESTMENTS (COST $122,684,520).......................      99.02%    122,637,355
              OTHER ASSETS, LESS LIABILITIES..............................        .98       1,211,609
                                                                              -------    ------------
              NET ASSETS..................................................     100.00%   $123,848,964
                                                                              =======    ============
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
              123,848,964 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
              OUTSTANDING............................................................           $1.00
                                                                                                  ---
                                                                                                  ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                        VALUE
   AMOUNT                    TAX-EXEMPT OBLIGATIONS -- 95.79%                   (NOTE 1)
 ---------                   --------------------------------                   --------
$  1,400,000   Connecticut DAI for Allen Group Inc., 3.25%, 2/1/13 (a).....    $ 1,400,000

               Connecticut DAI for Conco Medical Co. Project Series 85,
     700,000   3.00%, 11/1/05 (a)..........................................        700,000

               Connecticut DAI for General Accident Insurance Co., 3.80%,
   1,700,000   12/1/13 (a).................................................      1,700,000

               Connecticut DAI for Regional YMCA Project, 3.20%, 6/1/08
     487,000   (a).........................................................        487,000

               Connecticut DAI for Trudy Corporation Project, 3.60%, 9/1/09
     500,000   (a).........................................................        500,000

               Connecticut DAI for Zotos International Project, 4.35%,
   1,450,000   12/1/04 (a).................................................      1,450,000

               Connecticut Development Authority Health Care Revenue Bonds
   1,865,000   for Independent Living Project, 2.90%, 7/1/15 (a)...........      1,865,000

               Connecticut Development Authority PCR for Central Vermont
   1,400,000   Public Service, 2.95%, 12/1/15 (a)..........................      1,400,000

               Connecticut HEF for Bradley Health Care Series B, 2.70%,
   1,000,000   7/1/29 (a)..................................................      1,000,000

               Connecticut HEF for Charlotte Hospital Series B, 2.90%,
   1,500,000   7/1/13 (a)..................................................      1,500,000

               Connecticut HEF for Kingswood Oxford School Issue Series A,
     350,000   3.20%, 2/1/09 (a)...........................................        350,000

               Connecticut HEF for New Haven Hospital RAW Series E, 3.70%,
     365,000   6/1/12 (a)..................................................        365,000

               Connecticut HEF for Pomfret School Issue Series A, 3.05%,
   1,200,000   7/1/24 (a)..................................................      1,200,000

               Connecticut HEF for Yale University Series T, 2.90%, 7/1/29
   1,000,000   (a).........................................................      1,000,000

   1,000,000   Connecticut State GOB Series C, 3.50%, 10/15/99.............      1,004,249

               Connecticut State GOB Economic Recovery Notes, 4.75%,
   1,900,000   6/15/99.....................................................      1,910,409

               Conn. Special Asmt Unemployment Comp Series A, 4.50%,
   1,650,000   5/15/99.....................................................      1,656,453

               Connecticut State HEFA for Quinnipiac College Series B,
     500,000   7.25%, 7/1/19...............................................        519,655

               Connecticut State HEFA for Yale University Series T-2,
   1,000,000   2.80%, 7/1/29...............................................      1,000,000

   1,980,000   Connecticut State GOB Series 97B, 2.85%, 5/15/14 (a)........      1,980,000

               Conn. Special Asmt Unemployment Comp RAW Series C, 3.60%,
   1,500,000   11/15/01 (a)................................................      1,500,000

               Connecticut State Special Tax Transportation Infrastructure
   2,000,000   Second Lien Revenue Bonds, 3.10%, 12/1/10 (a)...............      2,000,000

               Hartford Redev. Agency MHR for Underwood Towers, 3.05%,
   2,100,000   6/1/20 (a)..................................................      2,100,000

   1,500,000   Ledyard BAN, 4%, 2/4/99.....................................      1,501,020

   1,200,000   Puerto Rico Electric Power Authority, 3.03%, 7/1/22 (a).....      1,200,000

               Puerto Rico Government Development Bank COP, 2.95%,
   3,400,000   12/10/98....................................................      3,400,000

               Puerto Rico Highway & Transportation Series A, 2.75%,
     500,000   7/1/28......................................................        500,000

               Puerto Rico Ind. Med. and Envir. RAW for Reynolds Metals,
   1,200,000   3.60%, 9/1/13 (a)...........................................      1,200,000

   1,000,000   Shelton BAN, 3.75%, 12/8/98.................................      1,000,022

     500,000   Shelton HFA for Crosby Commons Project, 3%, 1/1/11 (a)......        500,000
                                                                               -----------

               TOTAL INVESTMENTS (COST $37,917,154)........................     95.79%   $37,888,808
               OTHER ASSETS, LESS LIABILITIES..............................      4.21      1,665,057
                                                                               ------    -----------
               NET ASSETS..................................................    100.00%   $39,553,865
                                                                               ======    ===========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
               39,553,865 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
               OUTSTANDING...........................................................          $1.00
                                                                                                 ---
                                                                                                 ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                        VALUE
   AMOUNT                   TAX-EXEMPT OBLIGATIONS -- 102.38%                   (NOTE 1)
 ---------                  ---------------------------------                   --------
               FLORIDA -- 75.17%

               Boca Raton IDA for Parking Garage Project, 3.775%, 12/1/14
$  1,300.000   (a).........................................................    $ 1,300.000

               Brevard County MHR for Malabar Lakes Proj., 3.30%,
     925,000   12/1/10.....................................................        925,000

               Broward MHR for Welleby Apartment Project Series 1984,
     800,000   3.10%, 12/1/06 (a)..........................................        800,000

               Collier IDA HFA for Retirement Rental Housing Revenue Bonds,
     300,000   3.20%, 12/1/15 (a)..........................................        300,000

               Dade County for HFA -- Miami Children's Hospital, 3.85%,
     200,000   3/1/25......................................................        200,000

               Dade IDA for Aviation Authority Facilities Series 84A,
     100,000   3.15%, 10/1/09 (a)..........................................        100,000

   1,000,000   Dade IDA for Dolphin Stadium Project, 2.90%, 1/1/16 (a).....      1,000,000

               Dade HFA Rev. Bonds for Miami Children's Hospital, 3%,
     200,000   9/1/25 (a)..................................................        200,000

               Duval HFA for Lakes of Mayport Apartment Project, 3.15%,
     900,000   12/1/09 (a).................................................        900,000

               Florida Local Gov. Authority for Lake Wales Medical Center,
   1,500,000   3.10%, 3/1/15 (a)...........................................      1,500,000

     100,000   Florida Gulf Coast GOB, Series 97, 3.10%, 8/1/27 (a)........        100,000

     500,000   Florida Inland GOB, 4.25%, 1/1/99...........................        500,268

               Gulf Breeze IDA Revenue Bonds Series 85, 3.10%, 12/1/15
     305,000   (a).........................................................        305,000

               Jacksonville IDR for Coastal Islands Project, 3.35%, 8/1/08
     130,000   (a).........................................................        130,000

               Jacksonville IDR for University Medical Center, 4.60%,
     900,000   2/1/19 (a)..................................................        900,000

               Manatee PCR for Florida Power and Light, 3.95%, 9/1/24
     100,000   (a).........................................................        100,000

     700,000   Martin PCR for Florida Power & Light, 3.35%, 9/1/24.........        700,000

     605,000   Miami-Dade County GOB, 6.00%, 11/1/99.......................        620,391

               Florida State Turnpike Auth -- Turnpike Revenue Bonds,
   1,015,000   7.50%, 7/1/19...............................................      1,061,104

               Palm Beach PCR for Water and Sewer Project, 4.20%, 10/1/11
     500,000   (a).........................................................        500,000

     100,000   Putnam PCR for Florida Power and Light, 3.35%, 9/1/24 (a)...        100,000

               Port St. Lucie PCR for Florida Power and Light, 3.45%,
     200,000   1/1/11 (a)..................................................        200,000

     500,000   Sea Coast RAW, 7.25%, 3/1/09 (a)............................        514,110

     200,000   Tampa Occupational License Tax Bonds, 3.15%, 10/1/18 (a)....        200,000

               University of North Florida Capital Improvement Project,
     300,000   3.15%, 11/1/24 (a)..........................................        300,000

               Pinnellas County -- Chi Chi Rodriguez Foundation , 3.25%,
     900,000   8/1/16......................................................        900,000

               Hillsborough County IDA PCR for Gannon Coal, 3,25%,
     300,000   5/15/18.....................................................        300,000

               Palm Beach County -- Florida Airport System, 5.50%,
     200,000   10/1/99.....................................................        203,911

               Palm Beach County HFA for Hospital Ser. 1985, 3.01%,
   1,000,000   1/7/99......................................................      1,000,000
                                                                               -----------
                                                                                15,859,784
                                                                               -----------

               CALIFORNIA -- 4.74%

               Grand Terrace HFA Community Redevelopment Agency for Mt.
   1,000,000   Vernon Villas, 4.70%, 12/1/11...............................      1,000,000
                                                                               -----------

               ILLINOIS -- 2.37%

               Illinois HFC for Central Healthcare Corp. & Northwest Comm.
     500,000   Hosp., 3.15%, 10/1/15 (a)...................................        500,000
                                                                               -----------

               MARYLAND -- 2.37%

               Baltimore IDA for Mayor and City Counsel Project, 3.15%,
     500,000   8/1/16 (a)..................................................        500,000
                                                                               -----------

               MISSOURI -- 2.09%

               Cole IDA for Mobine Manufacturing Series 85, 4.85%, 12/1/15
     440,000   (a).........................................................        440,000
                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

 PRINCIPAL                                                                        VALUE
   AMOUNT                   TAX-EXEMPT OBLIGATIONS (CONTINUED)                  (NOTE 1)
 ---------                  ----------------------------------                  --------

               NEW JERSEY -- 1.42%

               New Jersey EDA for Volvo of America Corp., 3.69%, 12/1/04
$    300,000   (a).........................................................        300,000
                                                                               -----------

               NEW YORK -- 2.37%

     500,000   New York City GOB Series B1, 3.30%, 8/15/18.................        500,000
                                                                               -----------

               PENNSYLVANIA -- 7.11%

               Allegheny Hospital Development Authority for St. Francis
     500,000   Health Systems, 3.10%, 11/1/27..............................        500,000

               Clarion County IDA for Special Development Revenue Bonds for
     500,000   Meritcare Project, Series A, 3.30%, 12/1/12.................        500,000

     500,000   Emmaus General Authority Revenue Bonds, 3.15%, 3/1/24 (a)...        500,000
                                                                               -----------

                                                                                 1,500,000
                                                                               -----------

               TEXAS -- 4.74%

               Harris County HCF for Greater Houston Project 3.20%,
   1,000,000   11/1/25.....................................................      1,000,000
                                                                               -----------

               TOTAL INVESTMENTS (COST $21,615,847)........................  102.38%   $21,599,784
               LIABILITIES, NET OF OTHER ASSETS............................   (2.38)      (503,111)
                                                                             ------    -----------
               NET ASSETS..................................................  100.00%   $21,096,673
                                                                             ======    ===========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
               BASED ON 21,096,673 SHARES OF BENEFICIAL INTEREST $.001 PAR
               VALUE OUTSTANDING...........................................                  $1.00
                                                                                               ---
                                                                                               ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1998--(UNAUDITED)

  PRINCIPAL                                                                       VALUE
    AMOUNT                    TAX-EXEMPT OBLIGATIONS -- 102.65%                  (NOTE 1)
  ---------                   ---------------------------------                ------------
                 ALABAMA -- .14%
                 Pell City IDA for General Signal Corporation, 3.50% (a),
 $   500,000      10/1/2000..................................................  $    500,000
                                                                               ------------

                 ARIZONA -- 4.99%
                 Apache IDA for Tucson Electric Power Company Series 83B,
   1,500,000      3.20% (a), 12/15/2018......................................     1,500,000
                 Apache IDA for Tucson Electric Power Company Series 83A,
   2,000,000      3.15% (a), 12/15/2018......................................     1,900,000
   1,100,000     Arizona HFA for Pooled Loan Program, 3.20% , 10/1/2015......     1,100,000
                 Pima IDA PCR for Tucson Electric Project, 3.20% (a),
   5,100,000      10/1/2022..................................................     5,100,000
                 Pima IDA PCR for Tucson Electric Project, 3.15%,
   6,500,000      10/1/2022..................................................     6,500,000
   2,225,000     Yavapai IDA for Regional Medical Center, 3.15%, 12/1/2026...     2,225,000
                                                                               ------------
                                                                                 18,325,000
                                                                               ------------

                 CALIFORNIA -- 1.72%
   1,000,000     California EDA for ISO Corp. Series B, 3.20%, 4/1/2008......     1,000,000
                 California School District Cash Reserves Program, 4.50%,
   2,000,000      7/2/1999...................................................     2,008,543
                 Grand Terrace Community Redevelopment Agency, 4.70% (a),
     100,000      12/1/2011..................................................       100,000
                 San Francisco MFHRB for Bayside Village Series 85D, 4.60%
   3,200,000      (a), 12/1/2005.............................................     3,200,000
                                                                               ------------
                                                                                  6,308,543
                                                                               ------------

                 CONNECTICUT -- 3.37%
                 Connecticut HEF for Yale University Series T, 2.90%,
   1,000,000      7/1/2029...................................................     1,000,000
                 Connecticut HEF for Sharon Hospital Issue Series A, 3.00%,
   1,000,000      9/1/2029...................................................     1,000,000
                 Connecticut HFA for Housing Mortgage Finance Program Series
   1,400,000      G, 3.05%, 5/15/2018........................................     1,400,000
                 Connecticut Special Tax Obligation for Second Lien, 3/10%,
   1,470,000      12/1/2010..................................................     1,470,000
                 Connecticut Develop. Authority HCR for Independent Living
   2,600,000      Project, 2.90% (a), 7/1/2015...............................     2,600,000
                 Connecticut HEF for Yale University Series T, 3.80% (a),
   1,000,000      7/1/2029...................................................     1,000,000
   2,500,000     Connecticut State GOB Series B, 3.85% (a), 5/15/2014........     2,500,000
                 Hartford Redevelopment Agency MHR for Underwood Towers
   1,400,000      Project, 3.05% (a), 6/1/2020...............................     1,400,000
                                                                               ------------
                                                                                 12,370,000
                                                                               ------------

                 DISTRICT OF COLUMBIA -- 5.91%
                 Washington, D.C. American University, 3.15% (a),
   3,065,000      10/1/2015..................................................     3,065,000
   5,000,000     Washington, D.C. Consortium Issue, 3.60%, 7/1/2023..........     5,000,000
                 Washington, D.C. Housing Finance Agency RAW, 2.85%,
   2,200,000      7/1/2027...................................................     2,200,000
                 Washington, D.C. George Washington University, 3.20%,
  10,200,000      3/1/2006...................................................    10,200,000
                 Washington, D.C. National Children's Center, 3.20%,
   1,220,000      2/1/2020...................................................     1,220,000
                                                                               ------------
                                                                                 21,685,000
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------

                 FLORIDA -- 4.34%
                 Boca Raton IDA for Parking Garage Project, 3.78% (a),
 $ 1,200,000      12/1/2014..................................................  $  1,200,000
                 Brevard HFA for Malabar Lakes & Park Village, 3.30%,
     500,000      12/1/2010..................................................       500,000
     100,000     Dade County Hospital Revenue Bonds, 3.85% (a), 9/1/2025.....       100,000
                 Dade County IDA for Dolphin Stadium Project Series B, 2.90%
   1,000,000      (a), 1/1/2016..............................................     1,000,000
                 Dade County IDA for Dolphin Stadium Project Series D, 2.90%,
   4,000,000      1/1/2016...................................................     4,000,000
                 Florida Local Gov't Financial Authority for Lake Wells
     700,000      Medical Centers, 3.10%, 3/1/2015...........................       700,000
                 Gulf Breeze Series 85 A Revenue Bonds, 3.10% (a),
      10,000      12/1/2015..................................................        10,000
                 Jacksonville Hospital Revenue Bonds for University Medical
   2,100,000      Center, 4.60% (a), 2/1/2018................................     2,100,000
                 Jacksonville Hospital Revenue Bonds for University Medical
   3,000,000      Center, 4.60% (a), 2/1/2019................................     3,000,000
                 Orange IDA for Lake Highland Prep School, 3.10%,
   2,000,000      10/1/2018..................................................     2,000,000
                 Pinnellas Industrial Council -- Chi Chi Rodriguez Youth
     200,000      Foundation, 3.25%, 8/1/2016................................       200,000
   1,000,000     Sarasota Bay Village Project, 3.20%, 12/1/2023..............     1,000,000
                 University of North Florida HEF for Capital Improvement
     100,000      Project, 3.15% (a), 11/1/2024..............................       100,000
                                                                               ------------
                                                                                 15,910,000
                                                                               ------------

                 GEORGIA -- 2.13%
                 Clayton County MFHRB for Rivers Edge Development, 3.25% (a),
   3,925,000      8/1/2006...................................................     3,925,000
                 Clayton Housing Authority for Rainwood Development, 3.53% ,
   2,000,000      5/1/2006...................................................     2,000,000
                 Elbert County Industrial Building Authority Revenue Bonds
   1,800,000      for Seaboard Farms of Elberton, 3.25% (a), 7/1/2005........     1,800,000
                 Hapeville IDA for Hapeville Hotel Partnership Project, 3.25%
     100,000      (a), 11/1/2015.............................................       100,000
                                                                               ------------
                                                                                  7,825,000
                                                                               ------------

                 IOWA -- 2.02%
                 Buffalo IDA for Linwood Mining & Materials, 4.20% (a),
     805,000      1/1/2000...................................................       805,000
                 Des Moines Methodist System Inc. -- Iowa Methodist Med.
   3,000,000      Project, 3.15%, 8/1/2015...................................     3,000,000
                 Iowa Finance Authority Bonds for Health Care Systems Series
   3,400,000      B, 3.15% (a), 7/1/2020.....................................     3,400,000
                 Polk County IDA for Convalescence Center Series 88, 3.45%
     200,000      (a), 1/1/2011..............................................       200,000
                                                                               ------------
                                                                                  7,405,000
                                                                               ------------

                 ILLINOIS -- 1.94%
   3,000,000     Chicago MFH for Waveland Associates, 3.45%, 11/1/2010.......     3,000,000
                 Illinois Health Facility Authority Revolving Fund
   1,600,000      Pooled -- F, 3.10%, 8/1/2015...............................     1,600,000
                 Illinois HFA for Community Hospital Center, 3.15% (a),
     900,000      10/1/2015..................................................       900,000
                 Streamwood IDA for Olde Church Centre Project, 3.25% (a),
   1,635,000      12/1/2014..................................................     1,635,000
                                                                               ------------
                                                                                  7,135,000
                                                                               ------------

                 INDIANA -- 2.82%
                 Indiana Muni Power Authority Revenue Bonds Series A, 3.10%
   1,600,000      (a), 1/1/2018..............................................     1,600,000
                 Tippecanoe County PCR for Caterpillar Inc., 3.25% (a),
   8,750,000      11/1/2006..................................................     8,750,000
                                                                               ------------
                                                                                 10,350,000
                                                                               ------------

                 KANSAS -- 1.64%
   6,000,000     Olathe GO Temp Notes Series A, 4.125%, 6/1/1999.............     6,010,833
                                                                               ------------

                 KENTUCKY -- .30%
                 Lexington Fayette Rev Bonds for Richmond Place Associate
   1,100,000      Project, 3.70% (a), 4/1/2015...............................     1,100,000
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------
                 LOUISIANA -- .95%
 $ 1,500,000     Calcasieu Parish Sales Tax District 4A, 3.10%, 1/1/2000.....  $  1,500,000
                 Lake Charles Harbor & Terminal District -- Citgo Pete Corp.,
   1,500,000      3.20%, 8/1/2007............................................     1,500,000
                 Louisiana Public Facilities Authority W. Knighton Project,
     500,000      3.25% (a), 9/1/2025........................................       500,000
                                                                               ------------
                                                                                  3,500,000
                                                                               ------------

                 MARYLAND -- 1.33%
                 Baltimore IDA for Mayor and City Council Project, 3.15% (a),
   2,000,000      8/1/2016...................................................     2,000,000
   1,000,000     Baltimore Sheppard & Enoch Hospital, 3.15%, 7/1/2021........     1,000,000
                 Montgomery County IDA for Info Systems and Network
     400,000      Corporation, 3.40% (a), 4/1/2014...........................       400,000
                 Prince George's County IDA for Frank Parsons Paper Co.,
   1,500,000      3.55% (a), 1/1/2013........................................     1,500,000
                                                                               ------------
                                                                                  4,900,000
                                                                               ------------

                 MASSACHUSETTS -- 3.10%
                 Boston Water & Sewer Commission Rev. Bonds, 2.75%,
     500,000      11/1/2024..................................................       500,000
   1,000,000     Massachusetts HEF Capital Asset Program, 2.75%, 1/1/2001....     1,000,000
                 Massachusetts HEF Brigham & Women's Hospital, 3.00%,
     300,000      7/1/2017...................................................       300,000
   1,100,000     Massachusetts GOB Series B, 3.05% (a), 8/1/2015.............     1,100,000
                 Massachusetts HEF for Harvard University, 3.00% (a),
   1,087,000      2/1/2016...................................................     1,087,000
                 Massachusetts HEF for Partners Health Care Systems, 3.00%
     600,000      (a), 7/1/2027..............................................       600,000
                 Massachusetts IFA for Gordon College Series 97, 3.05% (a),
   1,500,000      12/1/ 2027.................................................     1,500,000
                 Massachusetts IFA for Governor Dummer Academy, 3.05% (a),
     700,000      7/1/2026...................................................       700,000
     500,000     Massachusetts IFA for Milton Academy, 3.00% (a), 3/1/2027...       500,000
                 Massachusetts Muni Wholesale Electric Co., 3.00% (a),
     600,000      7/1/2019...................................................       600,000
   3,500,000     Ware BAN, 4.00%, 12/18/1998.................................     3,500,395
                                                                               ------------
                                                                                 11,387,395
                                                                               ------------

                 MICHIGAN -- 5.10%
                 Bruce Hospital Finance Authority for St. Joseph B, 3.05%,
     800,000      5/11/2018..................................................       800,000
     400,000     Delta EDC for Mead-Escanaba Paper E, 3.30%, 12/1/2023.......       400,000
                 Farmington Hills Economic Development Corp for Carrefour,
   3,025,000      3.53%, 9/1/2015............................................     3,025,000
   2,895,000     Garden City Hospital Finance Authority, 3.25%, 9/1/2026.....     2,895,000
   1,700,000     Grand Rapids Water Supply System, 3.05% (a), 1/1/2020.......     1,700,000
                 Jackson EDC for Thrifty Leoni Inc. Project, 3.53% (a),
   2,700,000      12/1/2014..................................................     2,700,000
                 Michigan Hospital Finance Authority St. Mary Hospital of
     400,000      Linonia, 3.10%, 7/1/2017...................................       400,000
                 Michigan Job Development Authority for Hitachi Metals, 3.40%
     700,000      (a), 1/1/2004..............................................       700,000
                 Michigan Housing Development Authority Harbortown Ltd.,
   2,000,000      3.53%, 6/1/2004............................................     2,000,000
                 Michigan Job Development Authority for Gordon Food Service,
   2,500,000      8/1/2015...................................................     2,500,000
                 Royal Oak HFA for William Beaumont Hospital Series L, 3.25%,
   1,600,000      1/1/2027...................................................     1,600,000
                                                                               ------------
                                                                                 18,720,000
                                                                               ------------
                 MINNESOTA -- 2.37%
   5,480,000     Eagan MHR for Aspen Woods, 3.30% (a), 1/1/2026..............     5,480,000
                 New Brighton Refunding Bonds for Taylor Corp. Series 1988,
     321,000      4.96% (a), 11/1/1999.......................................       320,545
                 New Hope Commercial Dev. Bonds for Nat. Beauty Project
     740,000      Series 1994, 3.45% (a), 5/1/2010...........................       740,000
                 New Ulm Commercial Dev. Authority for Robert H. Bradley
   2,140,000      Project, 3.45% (a), 10/1/2011..............................     2,140,000
                                                                               ------------
                                                                                  8,680,545
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------
                 MISSOURI -- 1.53%
                 Cole IDA for Mobine Manufacturing Series 85, 4.85% (a),
 $ 2,000,000      12/1/2015..................................................  $  2,000,000
                 Kansas IDA Hospital Revenue for Baptist Health Series 88A,
     625,000      3.15% (a), 8/1/2018........................................       625,000
                 Missouri State Environmental Authority RAW Series A, 3.80%
   3,000,000      (a), 6/1/2014..............................................     3,000,000
                                                                               ------------
                                                                                  5,625,000
                                                                               ------------

                 MONTANA -- .16%
                 Great Falls Comm. Dev. Bonds for Liberty Development
     570,000      Partners, 3.70% (a), 12/1/2007.............................       570,000
                                                                               ------------

                 NEBRASKA -- 3.20%
   2,900,000     Buffalo IDR for Agrex Inc. Project, 3.70%, 2/1/2015.........     2,900,000
                 Nebraska EFA for Creighton University Project, 3.20% (a),
   3,750,000      12/15/2012.................................................     3,750,000
   5,100,000     Nuckolls IDA for Agrex Inc Project, 3.70% (a), 2/1/2015.....     5,100,000
                                                                               ------------
                                                                                 11,750,000
                                                                               ------------

                 NEW JERSEY -- 10.30%
   3,100,000     Burlington BAN, 3.63%, 10/18/1999...........................     3,108,557
  12,500,000     East Orange BAN, 4.37%, 7/1/1999............................    12,526,137
   1,460,000     Englewood Temp Notes, 3.70%, 7/2/1999.......................     1,460,872
   4,000,000     Jersey City School Promissory Note, 4.13%, 3/5/1999.........     4,005,217
                 New Jersey EDA for Public Service Electric and Gas Series A,
     200,000      3.00% (a), 9/1/2012........................................       200,000
                 New Jersey EDA for Volvo of America Corp., 3.69% (a),
   1,100,000      12/1/2004..................................................     1,100,000
                 New Jersey Sports Expo Authority Series C, 3.15% (a),
   1,200,000      9/1/2024...................................................     1,200,000
                 Port Authority of New York & New Jersey, Special Obligation
   1,000,000      Rev. Bonds, 3.25%, 5/1/2019................................     1,000,000
   1,350,000     Rutgers University GOB, 7.00% (a), 5/1/2019.................     1,394,638
   1,000,000     Trenton School Temporary Note, 3.70%, 3/10/1999.............     1,000,312
   8,000,000     Vernon School District Temp Notes, 3.50%, 5/4/1999..........     8,014,800
   2,800,000     Vernon School District Temp Notes, 3.20%, 12/3/1999.........     2,803,248
                                                                               ------------
                                                                                 37,813,781
                                                                               ------------

                 NEW YORK -- 14.06%
   4,300,000     Babylon UFSD TAN, 3.75%, 6/28/1999..........................     4,302,847
   5,000,000     Harrison CSD TAN, 3.75%, 6/30/1999..........................     5,003,324
   1,000,000     New York City GOB Series A4, 3.35% (a), 8/1/2022............     1,000,000
   1,750,000     New York City GOB Series F2, 2.90% (a), 2/15/2012...........     1,750,000
   2,400,000     New York City GOB Series E5, 3.30% (a), 8/1/2018............     2,400,000
   1,700,000     New York City GOB Series E5, 3.30% (a), 8/1/2009............     1,700,000
   3,350,000     New York City GOB Series E2, 3.30% (a), 8/1/2020............     3,350,000
   5,000,000     New York City GOB Series A7, 3.30% (a), 8/1/2020............     5,000,000
   3,200,000     New York City COP, 3.20%, 12/9/1998.........................     3,200,000
   2,000,000     New York City COP, 3.20%, 12/9/1998.........................     2,000,000
                 New York State Energy R&D Central Hudson Gas & Elec. Corp.
   1,200,000      3.25%, 2/1/2029............................................     1,200,000
                 New York State R&D Authority for NY Electric, 3.25%,
     500,000      2/1/2029...................................................       500,000
   3,234,405     North Hempstead BAN, 3.50%, 10/29/1998......................     3,243,327
   2,642,000     Oyster Bay BAN, 4.00%, 4/30/1999............................     2,645,451
   6,000,000     Riverhead CSD TAN 3.75%, 6/25/1999..........................     6,003,565
   5,000,000     Rochester BAN, 3.75%, 3/9/1999..............................     5,002,329
   3,300,000     Williamson CSD RAN, 3.70%, 6/25/1999........................     3,301,062
                                                                               ------------
                                                                                 51,601,905
                                                                               ------------

                 NORTH DAKOTA -- .16%
     600,000     Minot IDR for Finance Project, 4.20% (a), 12/1/2002.........       600,000
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------
                 OHIO -- 5.46%
                 Brunswick IDA for Kinder-Care Learning Centers Project
 $   325,000      Series A, 3.45% (a), 6/1/2002..............................  $    325,000
                 Claremont Hospital Facilities Revenue for Mercy Health
     900,000      Systems, 3.10% (a), 12/1/2021..............................       900,000
                 Columbus ERD for Electric Systems Revenue Bonds, 3.30% (a),
     700,000      9/1/2009...................................................       700,000
                 Cuyahoga IDA for Allen Group Project, 3.10% (a),
     900,000      12/1/2015..................................................       900,000
   1,400,000     Cuyahoga IDA for Cleveland Clinic, 1/1/2016.................     1,400,000
     900,000     Cuyahoga IDA for Edgecomb Metals Co., 3.40% (a), 9/1/2009...       900,000
                 Franklin County Bonds for Kinder-Care Project Series A,
   1,080,000      3.45% (a), 6/1/2002........................................     1,080,000
                 Franklin County Hospital Revenue for US Health Corp Series
   3,500,000      A, 3.15% (a), 12/1/2021....................................     3,440,000
                 Lucas County HFR for Lutheran Homes Society Project, 3.15%
     900,000      (a), 11/1/2019.............................................       900,000
                 Mohoning Hospital Facilities Revenue for Forum Health Group
   2,800,000      Series B, 3.15%(a), 12/1/2028..............................     2,800,000
   2,100,000     Ohio COP, 2.90%, 3/9/1999...................................     2,100,000
                 Ottawa Hospital Facilities Luther Home of Mercy Project,
   1,580,000      3.30%, 10/1/2017...........................................     1,580,000
                 Sharonville IDA for Edgecomb Metals Inc., 3.10% (a),
   1,610,000      11/1/2009..................................................     1,610,000
                 Toledo Special Obligation Assessment Notes, 3.15%,
   1,400,000      12/1/1998..................................................     1,400,000
                                                                               ------------
                                                                                 20,035,000
                                                                               ------------

                 OKLAHOMA -- .95%
   3,500,000     Oklahoma IDA for Christian College, 4.63% (a), 7/1/2015.....     3,500,000
                                                                               ------------

                 OREGON -- 1.61%
   2,000,000     Oregon Series 73F, 3.15%, 12/1/2017.........................     2,000,000
   3,900,000     Portland MFR for South Park Project, 3.10% (a), 12/1/2011...     3,900,000
                                                                               ------------
                                                                                  5,900,000
                                                                               ------------

                 PENNSYLVANIA -- 7.13%
                 Allegheny Hospital Dev. Auth. for Children's Hospital Series
     800,000      B, 3.35% (a), 12/1/2015....................................       800,000
                 Allegheny Hospital Dev. Auth. for Allegheny Hospital Series
   1,400,000      B, 4.00% (a), 9/1/2010.....................................     1,400,000
                 Allegheny Hospital Dev. Auth. for Allegheny Hospital Series
   3,000,000      B, 4.00% (a), 9/1/2010.....................................     3,000,000
                 Allegheny University Project Series 85, 3.00% (a),
     900,000      7/1/2015...................................................       900,000
                 Chartier Valley IDA Bonds for 1133 Penn Ave. Series A, 3.30%
     564,000      (a), 8/1/2007..............................................       564,000
                 Clarion County IDA Bonds for Meritcare Project Series A,
     700,000      3.30% (a), 12/1/2012.......................................       700,000
   1,800,000     Dallastown Area School District GOB, 3.29% (a), 2/1/2018....     1,800,000
                 Dauphin General Authority Revenue Bonds, 3.29% (a),
     100,000      11/1/2017..................................................       100,000
                 Delaware IDA PCR for Philadelphia Electric Company, 3.30%
     400,000      (a), 8/1/2016..............................................       400,000
                 Delaware Valley Finance Authority Rev. Bonds Series 85D,
   3,350,000      3.05% (a), 12/1/2020.......................................     3,350,000
                 Delaware Valley Regional Financing Authority Revenue Bonds
   1,000,000      Series B, 3.05%, 12/1/2020.................................     1,000,000
                 Emmaus GOB Local Government Revenue Bonds, 3.15% (a),
   4,000,000      12/1/2028..................................................     4,000,000
                 Northeastern HEF Wyoming Valley HCF Revenue Bonds, 3.10%
     200,000      (a), 1/1/2024..............................................       200,000
                 Philadelphia MHR for Harbor View Tower Project, 3.30% (a),
   2,250,000      11/1/2027..................................................     2,250,000
   2,500,000     Philadelphia TRAN, 4.25%, 6/30/1999.........................     2,508,564
   2,000,000     Sayre Health Care Facilities, 3.20%, 12/1/2020..............     2,000,000
   1,200,000     York General Authority Pooled Financing, 3.25%, 9/1/2026....     1,200,000
                                                                               ------------
                                                                                 26,172,564
                                                                               ------------

                 PUERTO RICO -- .54%
                 Puerto Rico Electric Power Authority Series 11, 3.03% (a),
     500,000      7/1/2022...................................................       500,000
                 Puerto Rico Highway & Transportation Authority, 2.75%,
   1,500,000      7/1/2028...................................................     1,500,000
                                                                               ------------
                                                                                  2,000,000
                                                                               ------------

                 SOUTH CAROLINA -- .62%
                 South Carolina HFA for Waverly Place Project, 3.15% (a),
   2,270,000      11/1/2007..................................................     2,270,000
                                                                               ------------

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

  PRINCIPAL                                                                       VALUE
    AMOUNT                  TAX-EXEMPT OBLIGATIONS -- (CONTINUED)                (NOTE 1)
  ---------                 -------------------------------------              ------------
                 TENNESSEE -- .34%
                 Chattanooga IDA for Baylor School Project, 3.20% (a),
 $   375,000      11/1/2016..................................................  $    375,000
                 Franklin HEF for Franklin Health Care Center, 5.00% (a),
     865,000      6/1/2005...................................................       865,000
                                                                               ------------
                                                                                  1,240,000
                                                                               ------------

                 TEXAS -- 1.58%
                 Harris HCF for Greater Houston Project, 3.20% (a),
   1,700,000      11/1/2025..................................................     1,700,000
                 Midlothian IDC for Box-Crow Cement Co. Project, 3.15%,
   1,400,000      12/1/2009..................................................     1,400,000
                 Texas Small Business IDC for Public Access Project, 3.20%
   2,700,000      (a), 7/1/2026..............................................     2,700,000
                                                                               ------------
                                                                                  5,800,000
                                                                               ------------

                 UTAH -- 1.85%
   1,300,000     Emery County PCR for Pacificorp Project, 3.10%, 7/1/2015....     1,300,000
                 Salt Lake City IDR for Parkview Plaza Project, 3.28% (a),
   5,475,000      12/1/2014..................................................     5,475,000
                                                                               ------------
                                                                                  6,775,000
                                                                               ------------

                 VIRGINIA -- 2.68%
     375,000     Bristol IDA for Healthcare Center, 5.00%, 3/1/2010..........       375,000
                 Capital Region Airport Commission for Richmond International
   1,000,000      Airport, 3.05%, 7/1/2025...................................     1,000,000
   3,960,000     Hampton MHR for Avalon at Hampton, 3.10%, 6/15/2026.........     3,960,000
                 Louisa IDA for Pooled Financing Municipal Bond Fund, 3.20%,
   1,900,000      1/1/2020...................................................     1,900,000
                 Lynchburg IDA HRB for VHA Mid Atlantic States Inc., 3.60%,
   1,000,000      12/1/2025..................................................     1,000,000
                 Newport News MHR for Newport -- Oxford Project, 3.45%,
     200,000      11/1/2006..................................................       200,000
                 Waynesborough IDA for Residential Care Facilities, 3.35%,
   1,400,000      12/1/2028..................................................     1,400,000
                                                                               ------------
                                                                                  9,835,000
                                                                               ------------

                 WASHINGTON -- 2.23%
                 Port of Seattle IDC for Douglas Management Corporation,
   3,200,000      3.35% (a), 12/1/2005.......................................     3,200,000
                 Washington Public Power Supply System Number 3 Rev. Ref.
   5,000,000      Bonds, 3.00%, 7/1/2018.....................................     5,000,000
                                                                               ------------
                                                                                  8,200,000
                                                                               ------------

                 WISCONSIN -- 3.59%
                 Green Bay IDA for St. Mary Cement Company Ltd., 4.00% (a),
   3,500,000      11/1/2000..................................................     3,500,000
   1,000,000     Wisconsin GOB, 6.50%, 5/1/1999..............................     1,021,034
   8,650,000     Wisconsin COP, 3.20%, 2/9/1999..............................     8,650,000
                                                                               ------------
                                                                                 13,171,034
                                                                               ------------

                 WYOMING -- .49%
                 Sweetwater County IDA PCR for Pacificorp Project Series A,
   1,800,000      3.05% (a), 7/1/2015........................................     1,800,000
                                                                               ------------

                 TOTAL INVESTMENTS (COST $376,899,416).......................   102.65%   376,771,600

                 OTHER ASSETS, LESS LIABILITIES..............................    (2.65)    (9,730,206)
                                                                                ------   ------------
                 NET ASSETS..................................................   100.00%  $367,041,394
                                                                                ======   ============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON
                  367,041,394 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                  OUTSTANDING.........................................................          $1.00
                                                                                                  ---
                                                                                                  ---

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1998. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND

SECURITY TYPE ABBREVIATIONS:

BAN     --  Bond Anticipation Notes
COP     --  Certificates of Participation
CSD     --  Central School District
DAI     --  Development Authority Industrial Development Refunding Bonds
EDA     --  Economic Development Authority Revenue Bonds
EDC     --  Economic Development Corporation
EFA     --  Economic Finance Authority
ERD     --  Energy Research and Development Authority
GOB     --  General Obligation Bonds
HCF     --  Health Care Facility
HCR     --  Housing Corporation Revenue Bonds
HDA     --  Hospital Development Authority
HAD     --  Housing Development Authority
HEF     --  Health and Educational Facilities Revenue Bonds
HEFA    --  Health & Education Facilities Authority
HFA     --  Health Facilities Authority Revenue Bonds
HFA     --  Hospital Finance Authority
HFA     --  Housing Finance Authority
HFDC    --  Housing Finance Development Corp
HFR     --  Health Facilities Revenue Bonds
HRB     --  Hospital Revenue Bonds
IDA     --  Industrial Development Authority Revenue Bonds
IDC     --  Industrial Development Corporation Revenue Bonds
IDR     --  Industrial Development Agency Revenue Bonds
IFA     --  Industrial Finance Agency Revenue Bonds
MFHRB   --  Multi-family Housing Revenue Bonds
MHR     --  Multi-family Housing Revenue Bonds
PCR     --  Pollution Control Revenue Bonds
RAN     --  Revenue Anticipation Notes
RAW     --  Revenue Anticipation Warrants
TRAN    --  Tax & Revenue Anticipation Notes
UFSD    --  Union Free School District
USD     --  Unified School District Bonds
VHA     --  Veterans' Hospital Administration
VHA     --  Veterans' Housing Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

PRINCIPAL                                                                       VALUE
  AMOUNT                   TAX-EXEMPT OBLIGATIONS -- 98.24%                   (NOTE 1)
---------                  --------------------------------                   --------

$  327,000   Greenfield GOB, 5.00%, 11/15/99.............................    $   332,725

   300,000   Framingham IDA for Perrini Corp., 3.35%, 9/30/05 (a)........        300,000

             Massachusetts HEF for Capital Asset Program A, 2.75%,
 1,000,000   1/1/01......................................................      1,000,000

             Massachusetts HEF for Partnership Healthcare System, P1,
   400,000   3.00%, 7/1/27...............................................        400,000

             Massachusetts HEF for Partnership Healthcare System, P2,
 1,000,000   3.00%, 7/1/27...............................................      1,000,000

 1,700,000   Massachusetts HEF for Harvard University, 3.00%, 9/1/40.....      1,700,000

   500,000   Massachusetts IFA for Milton Academy, 3.00%, 3/1/27.........        500,000

 1,490,000   Massachusetts Turnpike Authority BAN, 5.00%, 6/11/99........      1,503,832

             Massachusetts, Municipal Wholesale Electric Series 1994 C,
   900,000   3%, 7/1/19 (a)..............................................        900,000

 4,215,000   Massachusetts GOB, 7.50%, 4/1/09 (a)........................      4,352,608

   900,000   Massachusetts GOB Series 97, 3.05%, 8/1/15 (a)..............        900,000

             Massachusetts HEFA for Endicott College Series A, 3.80%,
   500,000   10/1/18 (a).................................................        500,000

             Massachusetts HEFA for Clark University, 3.05%, 12/1/04
   100,000   (a).........................................................        100,000

             Massachusetts HEFA for Boston University Series H, 3.40%,
 1,000,000   12/1/15 (a).................................................      1,000,000

             Massachusetts HEFA for Hallmark Health Systems, 3.05%,
   500,000   7/1/27 (a)..................................................        500,000

             Massachusetts HEFA for Brigham and Women's Hospital, 3%,
 1,100,000   7/1/17 (a)..................................................      1,100,000

             Massachusetts HEFA for Eastern Nazarene College Series 97,
 1,000,000   3.05%, 10/1/27 (a)..........................................      1,000,000

   500,000   Massachusetts HEFA for Harvard University, 3%, 2/1/16 (a)...        500,000

   100,000   Massachusetts HEFA for Harvard University, 3%, 8/1/17 (a)...        100,000

             Massachusetts HEFA Capital Assistance Program Series G-1,
   300,000   2.75%, 1/1/19 (a)...........................................        300,000

             Massachusetts HEFA Capital Asset Series D, 2.95%, 1/1/35
   400,000   (a).........................................................        400,000

             Massachusetts HEFA for Williams College Series E, 2.85%,
   400,000   8/1/14 (a)..................................................        400,000

             Massachusetts HEFA for Wellesley College Series B, 2.90%,
   400,000   7/1/22 (a)..................................................        400,000

             Massachusetts IDA for KRH Rolls Inc. Project Series 1988,
   400,000   3.85%, 5/1/06 (a)...........................................        400,000

             Massachusetts IFA for Composite Easy Day, 3.05%, 7/1/06
   150,000   (a).........................................................        140,000

   500,000   Massachusetts IFA for Emerson College, 3.05%, 11/1/25 (a)...        500,000

             Massachusetts IFA for Governor Dummer Academy, 3.05%, 7/1/26
   800,000   (a).........................................................        800,000

             Massachusetts IFA for Holyoke Water Power Project, 2.80%,
   300,000   5/1/22 (a)..................................................        300,000

 1,000,000   Massachusetts IFA for Quamco Series B, 2.90%, 9/1/01 (a)....      1,000,000

             Massachusetts IFA for Whitehead Bio-Medical, 3%, 7/1/26
 1,000,000   (a).........................................................      1,000,000

             Massachusetts Showa Women's Institute of Boston, 3.30%,
   100,000   3/15/04 (a).................................................        100,000

 1,500,000   Massachusetts Water Resource Authority, 6.50%, 4/1/28.......      1,500,000

 1,040,000   Quincy GOB, 6.00%, 3/1/99...................................      1,046,036

   230,000   Southborough GOB, 6.50%, 11/15/99...........................        237,021

   475,000   Tewksbury GOB, 6.00%, 3/15/99...............................        478,161

   500,000   Ware BAN, 4.00%, 12/18/98...................................        500,057
                                                                             -----------


             TOTAL INVESTMENTS (COST $27,337,933)........................     98.24%   $27,190,440

             OTHER ASSETS, LESS LIABILITIES..............................      1.76        488,244
                                                                             ------       --------

             NET ASSETS..................................................    100.00%   $27,678,684
                                                                             ------       --------
                                                                             ------       --------

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON
             27,678,684 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
             OUTSTANDING...........................................................          $1.00
                                                                                               ---
                                                                                               ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

PRINCIPAL                                                                       VALUE
  AMOUNT                  TAX-EXEMPT OBLIGATIONS -- 103.50%                   (NOTE 1)
---------                 ---------------------------------                   --------

             Essex County Improvement Authority -- Children's Institute,
$3,000,000   3.15%, 2/1/20...............................................    $ 3,000,000

 2,000,000   Atlantic City Pooled Loan Program, 2.65%, 7/1/26 (a)........      2,000,000

   277,000   Berkley GOB, 4.40%, 4/1/99..................................        277,579

   420,000   East Rutherford GOB, 4.20%, 1/15/99.........................        420,175

 2,000,000   Essex County Improvement Authority, 3.15%, 12/01/25 (a).....      2,000,000

 1,560,000   East Orange County BAN, 4.375%, 7/1/99......................      1,563,262

   700,000   New Jersey EDA for Market Transition Bonds, 5.00%, 7/1/99...        707,163

             New Jersey State EFA for Princeton University Series E,
   385,000   4.00%, 7/1/95...............................................        385,636

   100,000   Monmouth BAN, 2.65%, 8/1/16 (a).............................        100,000

             Englewood School Qualified Temporary Notes, 3.70%,
 2,000,000   7/16/99.....................................................      2,001,194

             Wharton Board of Education Temporary Notes, 3.70%,
 2.000,000   8/30/99.....................................................      2,005,037

             New Jersey EDA for Bayonne IMTT Docking Revenue Bonds,
 1,700,000   3.20%, 12/1/27 (a)..........................................      1,700,000

             New Jersey EDA for Economic Growth Bond Series F2.70%,
   710,000   8/1/14 (a)..................................................        710,000

             New Jersey EDA for Lawrenceville School Series B, 3.00%,
 1,000,000   7/1/26 (a)..................................................      1,000,000

             New Jersey EDA for Natural Gas Project Series A, 2.75%,
 1,000,000   1/1/28 (a)..................................................      1,000,000

   800,000   New Jersey EDA PCR for PSE&G Co., 3.00%, 9/1/12 (a).........        800,000

             New Jersey EDA for A.R.C. -- Monmouth Unit Project, 3.10%,
   900,000   12/1/09 (a).................................................        900,000

             New Jersey EDA for St. James Preparatory School, 3.00%,
   900,000   12/1/27 (a).................................................        900,000

             New Jersey EDA for St. Peters School Series 1995, 3.05,
 1,125,000   1/1/10 (a)..................................................      1,125,000

 2,200,000   New Jersey EDA for Stolthaven Proj., 3.25%, 1/15/18 (a).....      2,200,000

             New Jersey EDA for Trailer Marine Corps Project, 3.30%,
   400,000   2/1/02 (a)..................................................        400,000

             New Jersey EDA for Volvo of American Corp, 3.685%, 12/1/04
 3,400,000   (a).........................................................      3,400,000

             New Jersey EDA for RJB Associate Project, 3.15%, 8/1/08
   900,000   (a).........................................................        900,000

 1,000,000   New Jersey GOB Series C, 6.50%, 1/15/05.....................      1,018,278

             New Jersey HCF Hospital Capital Asset Ser. C, 2.95%, 7/01/35
   400,000   (a).........................................................        400,000

             New Jersey Sports Expo Authority Series, 3.15%, 9/01/24
 1,700,000   (a).........................................................      1,700,000

             New Jersey Turnpike Authority General Series 91D, 2.90%,
 3,700,000   1/01/18 (a).................................................      3,700,000

 2,000,000   Vernon Board of Education Temporary Note, 3.50%, 5/4/99.....      2,003,700

 1,000,000   Vernon Board of Education Temporary Note, 3.20%, 12/3/99....      1,001,160

             Port Authority NY and NJ Special Obligation Rev. Bonds,
 1,800,000   3.25%, 5/1/19 (a)...........................................      1,800,000

   500,000   Rutgers University GOB, 7.00%, 5/1/99.......................        516,532

   400,000   Sayerville GOB, 4.45%, 12/15/98.............................        400,082

 1,675,000   Trenton School Temp Notes, 3.70%, 3/10/98...................      1,675,523

   550,000   Willingboro Township GOB, 4/40%, 1/15/99....................        550,406
                                                                             -----------

             TOTAL INVESTMENTS (COST $44,300,842)........................     103.50%   $44,260,727
             LIABILITIES LESS OTHER ASSET................................      (3.50)    (1,494,886)
                                                                              ------       --------
             NET ASSETS..................................................     100.00%   $42,765,841
                                                                              ------       --------
                                                                              ------       --------
             NET ASSET VALUE PER SHARE, OFFERING AND REDEMPTION PRICE PER SHARE
             BASED ON 42,765,841 SHARES OF BENEFICIAL INTEREST $.001 PAR VALUE
             OUTSTANDING............................................................          $1.00
                                                                                                ---
                                                                                                ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                       VALUE
  AMOUNT                    TAX-EXEMPT OBLIGATIONS -- 99.04%                    (NOTE 1)
 ---------                  --------------------------------                    --------

$ 2,000,000   Babylon UFSD TAN, 3.75%, 6/28/99............................    $  2,001,324

  2,470,000   Bleecker HDC Terrace Apt Project S85, 3.10%, 7/1/15 (a).....       2,420,000

    800,000   Buffalo GOB Series A, 3.70%, 2/1/99.........................         800,000

  3,500,000   Deer Park UFSD TAN, 4.00%, 6/25/99..........................       3,507,635

  3,000,000   Eagle Tax-Exempt Trust NYS Med Care, 3.23%, 8/15/24 (a).....       3,000,000

  2,740,000   Greece CSD RAN, 4.00%, 6/25/99..............................       2,744,619

              Guilderland IDA for North Eastern Industrial Park Series
  3,500,000   1993 A, 3.10%, 12/1/08 (a)..................................       3,300,000

  3,165,000   Hempstead GOB, 4.00%, 8/15/99...............................       3,185,228

  4,000,000   Ithaca CSD RAN, 3.87%, 6/29/99..............................       4,404,634

              Jefferson IDA for Watertown Carthage Project, 3.50%, 12/1/12
  3,500,000   (a).........................................................       3,500,000

  2,000,000   Kendall CSD TAN, 4.00%, 6/30/99.............................       2,002,779

              Long Island Power Authority, NY Electric System SER 1,
  3,000,000   3.00%, 5/1/33...............................................       3,000,000

              Montgomery County IDA for Service Merchandise Co., 3.40%,
  1,600,000   12/31/24 (a)................................................       1,600,000

              Municipal Assistance Corp. for New York City Sub Series K-1,
  2,000,000   2.70%, 7/1/08...............................................       2,000,000

  1,060,000   Nassau County GOB, 4.50%, 9/1/99............................       1,071,666

  5,000,000   New York City COP, 3.15%, 9/22/98...........................       5,000,000

              New York City GOB Custodial Receipts Series A31, 3.29%,
  4,000,000   7/2/00 (a)..................................................       4,000,000

  1,000,000   New York City GOB Fiscal 1994 Series A, 3.35%, 8/1/22.......       1,000,000

  1,950,000   New York City GOB Series E5, 3.30%, 8/1/15..................       1,950,000

  1,500,000   New York City GOB Series E5, 3.30%, 8/1/16..................       1,500,000

  1,000,000   New York City GOB Series B7, 3.30%, 8/15/18.................       1,000,000

  2,900,000   New York City GOB Fiscal 1993 Series A, 3.30%, 8/1/21.......       2,900,000

  7,600,000   New York City GOB Series B8, 2.90%, 8/15/24.................       7,600,000

  1,000,000   New York City GOB Series A7, 3.30%, 8/1/20 (a)..............         925,000

              New York City GOB Fiscal 1993 Series E2, 3.30%, 8/1/21
  2,275,000   (a).........................................................       2,275,000

              New York City GOB Fiscal 1993 Series E4, 3.30%, 8/1/21
  4,100,000   (a).........................................................       4,100,000

 11,475,000   New York City GOB Series B1, 2.90%, 8/15/24 (a).............      11,475,000

    300,000   New York City GOB Series D, 3.05%, 2/1/20 (a)...............         300,000

  3,000,000   New York City GOB Series D, 3.10%, 2/1/22 (a)...............       3,000,000

  5,000,000   New York City GOB Series E4, 3.30%, 8/1/22 (a)..............       5,000,000

              New York City HDC Multifamily Mortgage for James Tower
  5,900,000   Project, 2.85%, 7/1/05 (a)..................................       5,900,000

    966,000   New York City IDC Union Foundation, 3.40%, 6/1/12...........         966,000

  1,045,000   New York City IDA for Goodwill Project, 3.00%, 3/1/00 (a)...       1,045,000

              New York City IDA for Stroheim & Romann, 3.05%, 12/1/15
  1,500,000   (a).........................................................       1,500,000

              New York State Dormitory Authority for Public Library
  1,000,000   Revenue Bonds Series 1992B, 2.75%, 7/1/22 (a)...............       1,000,000

              New York State ERD for Brooklyn Union Gas, 2.85%, 12/1/20
  2,000,000   (a).........................................................       2,000,000

              New York State ERD/PCR for LILCO Project Series A, 3.58%,
  3,000,000   3/1/16 (a)..................................................       3,000,000

              NY State HFA Service Contract Rev. Bonds Series A, 2.90%
  8,700,000   3/15/27 (a).................................................       8,700,000

              New York State HFA for Normandie Court Series 91, 2.85%,
  7,300,000   5/15/15 (a).................................................       7,300,000

              New York State HFA for Mt. Sinai School, 2.85%, 11/1/14
  1,700,000   (a).........................................................       1,700,000

              New York State Job Development Authority Series D, 3.00%,
  1,055,000   3/1/99......................................................       1,055,000

              New York State Job Development Authority Series F, 3.00%,
  1,355,000   3/1/99......................................................       1,355,000

              New York State Job Development Authority Series 84E, 3.00%,
  2,485,000   3/1/99......................................................       2,485,000

              New York State Local Government Assistance 1993A, 2.90%,
  5,120,000   4/1/22 (a)..................................................       5,120,000

              New York State Local Government Assistance Series B, 2.80%,
  3,900,000   4/1/25 (a)..................................................       3,900,000

  3,000,000   North Hempstead RAN, 4.00%, 10/29/98........................       3,002,401

  4,000,000   North Hempstead BAN, 3.50%, 10/28/99........................       4,015,130

              Onondaga County IDR for Edgecomb Metals Project, 3.60%,
  1,100,000   11/1/09 (a).................................................       1,100,000

              Onondaga County IDR for McLane Co. Project, 3.60%, 11/1/04
  3,200,000   (a).........................................................       3,200,000

  3,000,000   Oyster Bay BAN, 4.00%, 4/30/99..............................       3,003,919

  3,050,000   Penfield CSD BAN, 3.90%, 5/19/99............................       3,052,175

  4,000,000   Riverhead CSD TAN, 3.75%, 6/25/99...........................       4,002,377

  5,000,000   Rochester BAN, 3.75%, 3/9/99................................       5,002,329

              Suffolk County IDR for Target Rock Corporation Revenue
  4,000,000   Bonds, 2.70%, 2/1/07 (a)....................................       4,000,000

              Suffolk County IDR for Satellite Transmission Systems, Inc.,
  1,330,000   3.10%, 11/1/07 (a)..........................................       1,330,000

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

 PRINCIPAL                                                                       VALUE
  AMOUNT                   TAX-EXEMPT OBLIGATIONS (CONTINUED)                   (NOTE 1)
 ---------                 ----------------------------------                   --------
              Syracuse IDA for General Accident Insurance Co. Project,
$ 4,550,000   3.80%, 12/1/03 (a)..........................................       4,550,000

              Yonkers IDR for Civic Revenue Bonds for Consumers Union,
  1,300,000   2.85%, 7/1/19 (a)...........................................       1,300,000

              Yonkers IDR for Consumers Union Facility, 2.85%, 7/1/21
  4,500,000   (a).........................................................       4,500,000
                                                                              ------------


              TOTAL INVESTMENTS (COST $79,686,281)........................          99.04%    179,647,216

              OTHER ASSETS, LESS LIABILITIES..............................            .96       1,746,159
                                                                                   ------       ---------

              NET ASSETS..................................................         100.00%   $181,393,375
                                                                                   ------       ---------
                                                                                   ------       ---------

              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
              BASED ON 181,393,375 SHARES OF BENEFICIAL INTEREST,
              $.001 PAR VALUE OUTSTANDING.................................                          $1.00
                                                                                                      ---
                                                                                                      ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND

             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1998 (UNAUDITED)

PRINCIPAL                                                                    VALUE
 AMOUNT                   TAX-EXEMPT OBLIGATIONS -- 75.71%                  (NOTE 1)
---------                 --------------------------------                  --------
$ 100,000   Brunswick IDA for Kinder-Care Learning Centers Project         $  100,000
             Series A, 3.45% 6/1/02(a)..................................
  100,000   Claremont HEF for Mercy Health Systems, 3.10% 12/1/21(a)....      100,000
  200,000   Columbus ERD Electric Systems Revenue Bonds, 3.75%                200,000
             9/1/09(a)..................................................
  100,000   Cuyahoga IDA for Allen Group Project, 3.10% 12/1/15(a)......      100,000
  100,000   Cuyahoga HFA for Cleveland Clinic Series A, 3.15%                 100,000
             1/1/16(a)..................................................
  100,000   Cuyahoga IDA for Edgecomb Metals Co., 3.40% 9/1/09(a).......      100,000
  195,000   Franklin County Industrial Development Refunding Revenue          195,000
             Bonds for Kinder-Care Learning Centers Project Series 96A,
             3.15% 12/1/21(a)...........................................
  100,000   Lucas County EDA for Lutheran Home's Project, 3.15%               100,000
             11/1/19(a).................................................
  200,000   Mahoning County Forum Health Obligation Group, 3.15%              200,000
             12/1/28(a).................................................
  200,000   Port Authority of Cincinnati and Hamilton Counties for            200,000
             Kenwood Office Association, 3.30% 9/1/25(a)................
  200,000   Ottawa County, HFR Luther Home of Mercy 3.30%, 10/1/17......      200,000
  100,000   Toledo Special Obligation Assessment Notes, 3.15%,                100,000
             12/1/98....................................................
                                                                           ----------

            TOTAL INVESTMENTS (COST $1,695,000).........................    75.71%   1,695,000
            OTHER ASSETS, LESS LIABILITIES..............................    24.29      543,921
                                                                           ------   ----------
            NET ASSETS..................................................   100.00%  $2,238,921
                                                                           ======   ==========

                      ------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES

                         NOVEMBER 30, 1998 (UNAUDITED)

            ASSETS:
            Investments in securities, at value (cost $1,695,000).......   $1,695,000
            Cash........................................................      538,993
            Interest receivable.........................................        4,989
                                                                           ----------
            Total Assets................................................    2,238,982
                                                                           ----------
            LIABILITIES
            Other payable and accrued expenses..........................           61
                                                                           ----------
            NET ASSETS..................................................   $2,238,921
                                                                           ==========
            NET ASSET VALUE, offering and redemption prices per share, based on 2,238,921 shares of beneficial interest, $.001 par
             value outstanding..........................................        $1.00
                                                                                  ---
                                                                                  ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

PRINCIPAL                                                                      VALUE
  AMOUNT                   TAX-EXEMPT OBLIGATIONS -- 97.92%                  (NOTE 1)
---------                  --------------------------------                  --------
$  210,000   Allegheny GOB for Presbyterian Hospital, 4.35%, 4/1/99......   $   210,437
 1,000,000   Allegheny Hospital Dev. Auth. for Allegheny Hospital Series      1,000,000
              B, 4.00%, 9/1/10...........................................
   700,000   Allegheny Hospital Dev. Auth., Childrens' Hospital Pitt.           700,000
              Series B, 3.35%, 12/1/15...................................
   600,000   Allegheny IDA for Longwood at Oakmont, 3.25%, 7/1/27(a).....       600,000
   500,000   Allegheny IDA for St. Francis Health Systems, 3.10%,               500,000
              11/1/27(a).................................................
   700,000   Allegheny University of Pittsburgh Project Series 85, 3.60%,       700,000
              3/1/13(a)..................................................
   500,000   Allegheny University Project Series 85, 3.00%, 7/1/15(a)....       500,000
 1,000,000   Beaver COP, 3.20%, 1/8/99...................................     1,000,000
 1,030,000   Bucks IDA for Edgecomb Metals Co., 3.70%, 10/1/09(a)........     1,030,000
 1,000,000   Chartier Valley Industrial and Commercial Development            1,000,000
              Authority Revenue Bonds for 1133 Penn Ave. Associates
              Project Series A, 3.30%, 10/1/09...........................
   400,000   Chester IDA for Archdiocese of Philadelphia, 7/1/27.........       400,000
   300,000   Clarion IDA for Meritcare Project Series A, 3.30%,                 300,000
              12/01/12...................................................
   400,000   Dauphin General Authority Revenue Bonds, 3.29%,                    400,000
              11/1/17(a).................................................
 1,000,000   Delaware County COP, 3.10%, 3/11/99.........................     1,000,000
 1,000,000   Delaware Valley Regional Finance Authority Series 85, 3.05%,     1,000,000
              12/1/20(a).................................................
   100,000   Delaware County PCR for Philadelphia Electric Co., 3.30%,          100,000
              8/1/16(a)..................................................
   500,000   Emmaus GOB Local Government Revenue Bonds, 3.95%,                  500,000
              3/1/24(a)..................................................
 1,000,000   Emmaus GOB Local Government Revenue Bonds, 3.15%, 12/1/28...     1,000,000
 1,255,000   Mercersburg General Purpose Authority Series 97, 3.20%,          1,255,000
              11/1/27(a).................................................
 1,000,000   Montgomery County COP, 3.00%, 2/16/99.......................     1,000,000
   800,000   Northeastern HEF Wyoming Valley HCS Revenue Bonds, 3.10%,          800,000
              11/1/24....................................................
   585,000   Philadelphia Higher Education for Temple University, 3.30%,        585,000
              10/1/09(a).................................................
   260,000   Philadelphia IDR for Educational Foreign MED Graduates,            260,123
              3.90%, 6/1/99..............................................
   590,000   Philadelphia MHR for Harbor View Tower Project, 3.30%,             590,000
              11/1/27(a).................................................
   500,000   Philadelphia TRAN, 4.25%, 6/30/99...........................       501,713
   500,000   University of Pittsburgh Higher Education Capital Project          500,000
              Bonds, 3.00%, 1/1/19.......................................
 1,000,000   York County for Philadelphia Electric Corp., 3.30%,              1,000,000
              8/1/16.....................................................
 1,325,000   York County General Auth. For Pooled Financing Prog. Ser. A,     1,325,000
              3.40%, 9/1/26..............................................
   500,000   York County General Auth. For Pooled Financing Prog., 3.20%,       500,000
              9/1/26(a)..................................................
                                                                            -----------

             TOTAL FUND INVESTMENTS (COST $20,259,584)...................    97.92%   20,257,273
             OTHER ASSETS, LESS LIABILITIES..............................     2.08       430,794
                                                                            ------   -----------
             NET ASSETS..................................................   100.00%  $20,688,067
                                                                            ======   ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE, BASED ON
              20,688,067 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
              OUTSTANDING.........................................................         $1.00
                                                                                             ---
                                                                                             ---

                          SECURITY TYPE ABBREVIATIONS:

BAN    =    Bond Anticipation Notes
CDA    =    Community Development Authority
COP    =    Certificate of Participation
CSD    =    Central School District
CRA    =    Community Redevelopment Authority
DAI    =    Development Authority Industrial Development
            Refunding Bonds
EDA    =    Economic Development Authority Revenue Bonds
EFA    =    Education Facilities Authority
ERD    =    Energy Research and Development Authority
GOB    =    General Obligation Bonds
HCF    =    Health Care Facilities Revenue Bonds
HDC    =    Housing Development Corporation Bonds
HEF    =    Health and Educational Facilities Revenue Bonds
HEFA   =    Health & Education Facilities Authority
HFA    =    (also) Housing Finance Authority
HFA    =    Health Facilities Authority Revenue Bonds
HFC    =    Hospital Finance Corp.
HFR    =    Housing Finance Revenue Bonds
IDA    =    Industrial Development Authority Revenue Bonds
IDR    =    Industrial Development Agency Revenue Bonds
IFA    =    Industrial Finance Authority
MHR    =    Multifamily Housing Revenue Bonds
PCR    =    Pollution Control Revenue Bonds
RAN    =    Revenue Anticipation Notes
RAW    =    Revenue Anticipation Warrants
TAN    =    Tax Anticipation Notes
TRAN   =    Tax & Revenue Anticipation Notes
UFSD   =    Union Free School District
USD    =    Unified School District

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1998. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                                            THE RESERVE FUND
                                                                ----------------------------------------
                                                                                  U.S.           U.S.
                                                                  PRIMARY      GOVERNMENT      TREASURY
                                                                   FUND           FUND           FUND
                                                                -----------    -----------    ----------
INTEREST INCOME (Note 1)....................................    $81,432,778    $19,183,409    $6,482,710
                                                                -----------    -----------    ----------
EXPENSES (Note 2)
  Management fee............................................      6,530,130     1,733,303             --
  Comprehensive fee.........................................                                   1,017,871
  Shareholder servicing, administration and general office
    expenses................................................      3,470,751       844,544             --
  Distribution assistance...................................      2,660,138       631,329        226,510
  Equipment expense.........................................        681,794       100,670             --
  Occupancy costs...........................................        676,068        36,962             --
  Professional fees.........................................        393,925        90,606             --
  Stationery, printing and supplies.........................        218,583        53,391             --
  Trustee fees..............................................         21,083         5,062             --
  Other.....................................................         17,192        29,514             --
                                                                -----------    -----------    ----------
    Total Expenses..........................................     14,669,664     3,525,381      1,244,381
  Less: expenses waived (Note 2)............................             --            --       (256,573)
                                                                -----------    -----------    ----------
    Net Expenses............................................     14,669,664     3,525,381        987,808
                                                                -----------    -----------    ----------
NET INVESTMENT INCOME, representing Net Increase in Net
  Assets from Investment Operations.........................    $66,763,114    $15,658,028    $5,494,902
                                                                ===========    ===========    ==========

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

                                                                             RESERVE TAX-EXEMPT TRUST
                                                                ---------------------------------------------------
                                                                CALIFORNIA    CONNECTICUT    FLORIDA     INTERSTATE
                                                                   FUND          FUND          FUND         FUND
                                                                ----------    -----------    --------    ----------
INTEREST INCOME (Note 1)....................................    $1,641,131     $754,493      $305,916    $6,583,225
                                                                ----------     --------      --------    ----------
EXPENSES (Note 2)
  Management fee............................................      257,780       112,082        44,026       934,893
  Shareholder servicing, administration and general office
    expenses................................................      108,041        56,894        18,759       387,508
  Distribution assistance (Note 3)..........................      102,192        35,107        17,090       356,454
  Equipment expense.........................................       14,978         6,575         2,481        54,345
  Professional fees.........................................       16,010         6,759         2,669        54,201
  Occupancy costs...........................................        5,502         2,397           931        19,918
  Stationery, printing and supplies.........................        5,393         2,324           896        31,587
  Trustee fees..............................................          703           335           117         2,677
  Other expenses............................................        3,328         1,691         1,082        28,204
                                                                ----------     --------      --------    ----------
    Total Expenses..........................................      513,927       224,164        88,051     1,869,787
                                                                ----------     --------      --------    ----------
NET INVESTMENT INCOME, REPRESENTING NET INCOME IN NET ASSETS
  FROM INVESTMENT OPERATIONS................................    $1,127,204     $530,329      $217,865    $4,713,438
                                                                ==========     ========      ========    ==========

                                                                                                       RESERVE NEW
                                                                                                        YORK TAX-
                                                            RESERVE TAX-EXEMPT TRUST                   EXEMPT TRUST
                                             ------------------------------------------------------    ------------
                                             MASSACHUSETTS    NEW JERSEY     OHIO      PENNSYLVANIA      NEW YORK
                                                 FUND            FUND        FUND          FUND            FUND
                                             -------------    ----------    -------    ------------    ------------
INTEREST INCOME (Note 1).................      $428,336        $716,639     $37,353      $287,408       $3,096,333
                                               --------        --------     -------      --------       ----------
EXPENSES (Note 2)
  Management fee.........................        64,915         108,315       5,608        41,887          466,306
  Shareholder servicing, administration
    and general office expenses..........        49,317          47,599       3,561        17,194          222,457
  Office expenses
  Distribution assistance (Note 3).......         3,220          41,122          54        16,776          161,995
  Equipment expense......................         3,795           6,369         325         2,352           27,309
  Professional fees......................         3,953           6,564         656         2,609           28,059
  Occupancy costs........................         1,398           2,316         119           856           10,016
  Stationery, printing and supplies......         1,349           2,254         116           879            9,676
  Trustee fees...........................           188             306          16           115            1,330
  Other expenses.........................         1,694           1,784         730         1,106            5,463
                                               --------        --------     -------      --------       ----------
         Total Expenses..................       129,829         216,629      11,185        83,774          932,611
                                               --------        --------     -------      --------       ----------
NET INVESTMENT INCOME, REPRESENTING NET
  INCOME IN NET ASSETS FROM INVESTMENT
  OPERATIONS.............................      $298,507        $500,010     $26,168      $203,634       $2,163,722
                                               ========        ========     =======      ========       ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               THE RESERVE FUND
                                 ----------------------------------------------------------------------------
                                             PRIMARY FUND                        U.S. GOVERNMENT FUND
                                 -------------------------------------   ------------------------------------
                                  SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                 NOVEMBER 30, 1998*     MAY 31, 1998     NOVEMBER 30, 1998*    MAY 31, 1998
                                 ------------------     ------------     ------------------    ------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income paid
     to shareholders as
     dividends (Note 1)........   $   (66,763,114)    $   (115,231,501)   $   (15,658,028)    $   (29,697,721)
                                  ---------------     ----------------    ---------------     ---------------

 FROM CAPITAL SHARE
   TRANSACTIONS
   (at net asset value of $1.00
   per share):
   Net proceeds from sale of
     shares....................     6,900,672,837       11,543,024,341      1,683,839,171       3,252,798,210
   Dividends reinvested........        66,763,114          115,231,501         15,658,028          29,697,721
   Cost of shares redeemed.....    (6,390,495,992)     (11,054,744,831)    (1,620,348,247)     (3,241,872,625)
                                  ---------------     ----------------    ---------------     ---------------
Net increase derived from
 capital share transactions and
 from investment operations....       576,939,959          603,511,011         79,148,952          40,623,306

NET ASSETS:
 Beginning of period...........     2,707,620,063        2,104,109,052        652,467,622         611,844,316
                                  ---------------     ----------------    ---------------     ---------------
 End of period.................   $ 3,284,560,022     $  2,707,620,063    $   731,616,574     $   652,467,622
                                  ===============     ================    ===============     ===============

                                           THE RESERVE FUND
                                 ------------------------------------
                                          U.S. TREASURY FUND
                                 ------------------------------------
                                  SIX MONTHS ENDED      YEAR ENDED
                                 NOVEMBER 30, 1998*    MAY 31, 1998
                                 ------------------    ------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS:
   Net investment income paid
     to shareholders as
     dividends (Note 1)........    $  (5,494,902)     $    (9,908,933)
                                   -------------      ---------------
 FROM CAPITAL SHARE
   TRANSACTIONS
   (at net asset value of $1.00
   per share):
   Net proceeds from sale of
     shares....................      534,650,275        1,135,200,601
   Dividends reinvested........        5,494,902            9,908,933
   Cost of shares redeemed.....     (506,816,670)      (1,074,527,046)
                                   -------------      ---------------
Net increase derived from
 capital share transactions and
 from investment operations....       33,328,507           70,582,488
NET ASSETS:
 Beginning of period...........      239,760,293          169,177,805
                                   -------------      ---------------
 End of period.................    $ 273,088,800      $   239,760,293
                                   =============      ===============

---------------
* Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 RESERVE TAX-EXEMPT TRUST
                                                              ---------------------------------------------------------------
                                                                     CALIFORNIA FUND                  CONNECTICUT FUND
                                                              ------------------------------    -----------------------------
                                                               SIX MONTHS                        SIX MONTHS
                                                                  ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                                              NOVEMBER 30,        MAY 31,       NOVEMBER 30,       MAY 31,
                                                                  1998*            1998            1998*            1998
                                                              ------------      ----------      ------------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT
 OPERATIONS:
   Net investment income paid to shareholders as dividends
     (Note 1)...............................................  $ (1,127,204)    $  (1,260,626)   $  (530,329)    $    (981,381)
                                                              -------------    -------------    ------------    -------------

 FROM CAPITAL SHARE TRANSACTIONS (at net asset value of
   $1.00 per share):
   Net proceeds from sale of shares.........................   438,083,016       332,373,143     90,242,774       141,307,597
   Dividends reinvested.....................................     1,127,204         1,260,626        530,329           981,381
   Cost of shares redeemed..................................  (382,293,968)     (297,653,453)   (88,005,915)     (138,998,804)
                                                              -------------    -------------    ------------    -------------
Net increase in net assets derived from capital share
 transactions and from investment operations................    56,916,252        35,980,316      2,767,188         3,290,174

NET ASSETS:
 Beginning of period........................................    66,932,712        30,952,396     36,786,677        33,496,503
                                                              -------------    -------------    ------------    -------------
 End of period..............................................  $123,848,964     $  66,932,712    $39,553,865     $  36,786,677
                                                              =============    =============    ============    =============

                                                                       RESERVE TAX-EXEMPT TRUST
                                      -------------------------------------------------------------------------------------------
                                             FLORIDA FUND                   INTERSTATE FUND               MASSACHUSETTS FUND
                                      ---------------------------   -------------------------------   ---------------------------
                                       SIX MONTHS                    SIX MONTHS                        SIX MONTHS
                                         ENDED        YEAR ENDED        ENDED         YEAR ENDED         ENDED        YEAR ENDED
                                      NOVEMBER 30,     MAY 31,      NOVEMBER 30,        MAY 31,       NOVEMBER 30,     MAY 31,
                                         1998*           1998           1998*            1998            1998*           1998
                                      ------------    ----------    ------------      ----------      ------------    ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income paid to
     shareholders as dividends (Note
     1).............................  $  (217,865)   $   (266,695)  $ (4,713,438)   $    (9,250,843)  $  (298,507)   $   (507,543)
                                      ------------   ------------   -------------   ---------------   ------------   ------------
 FROM CAPITAL SHARE TRANSACTIONS (at
   net asset value of $1.00 per
   share):
   Net proceeds from sale of
     shares.........................   51,187,570      99,350,457    740,895,658      1,583,012,502    34,282,194      72,967,159
   Dividends reinvested.............      217,865         266,695      4,713,438          9,250,843       298,507         507,543
   Cost of shares redeemed..........  (41,126,001)    (92,909,297)  (731,436,559)    (1,545,546,354)  (32,285,005)    (61,126,323)
                                      ------------   ------------   -------------   ---------------   ------------   ------------
Net increase in net assets derived
 from capital share transactions and
 from investment operations.........   10,279,434       6,707,855     14,172,537         46,716,991     2,295,696      12,348,379
NET ASSETS:
 Beginning of period................   10,817,239       4,109,384    352,868,857        306,151,866    25,382,988      13,034,609
                                      ------------   ------------   -------------   ---------------   ------------   ------------
 End of period......................  $21,096,673    $ 10,817,239   $367,041,394    $   352,868,857   $27,678,684    $ 25,382,988
                                      ============   ============   =============   ===============   ============   ============

---------------
* Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            RESERVE TAX-EXEMPT TRUST
                                      ---------------------------------------------------------------------
                                               NEW JERSEY FUND                        OHIO FUND
                                      ---------------------------------   ---------------------------------
                                         SIX MONTHS                          SIX MONTHS
                                            ENDED          YEAR ENDED           ENDED          YEAR ENDED
                                        NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                            1998*             1998              1998*            1998(A)
                                        ------------       ----------       ------------       ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income paid to
     shareholders as dividends (Note
     1).............................    $    (500,010)    $    (991,619)    $     (26,168)    $     (10,949)
                                        -------------     -------------     -------------     -------------

 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per
   share):
   Net proceeds from sale of
     shares.........................      119,084,351       234,261,239         1,850,308         4,357,301
   Dividends reinvested.............          500,010           991,619            26,168            10,949
   Cost of shares redeemed..........     (114,418,960)     (237,104,518)       (2,144,160)       (1,861,645)
                                        -------------     -------------     -------------     -------------
Net increase in net assets derived
 from capital share transactions and
 from investment operations.........        5,165,401        (1,851,660)         (267,684)        2,506,605

NET ASSETS:
 Beginning of period................       37,600,440        39,452,100         2,506,605                --
                                        -------------     -------------     -------------     -------------
 End of period......................    $  42,765,841     $  37,600,440     $   2,238,921     $   2,506,605
                                        =============     =============     =============     =============

                                          RESERVE TAX-EXEMPT TRUST
                                      ---------------------------------
                                              PENNSYLVANIA FUND
                                      ---------------------------------
                                         SIX MONTHS
                                            ENDED          YEAR ENDED
                                        NOVEMBER 30,         MAY 31,
                                            1998*            1998(B)
                                        ------------       ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income paid to
     shareholders as dividends (Note
     1).............................    $   (203,634)     $    (239,733)
                                        ------------      -------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per
   share):
   Net proceeds from sale of
     shares.........................      33,850,248         56,580,287
   Dividends reinvested.............         203,634            239,733
   Cost of shares redeemed..........     (26,552,953)       (43,632,882)
                                        ------------      -------------
Net increase in net assets derived
 from capital share transactions and
 from investment operations.........       7,500,929         13,187,138
NET ASSETS:
 Beginning of period................      13,187,138                 --
                                        ------------      -------------
 End of period......................    $ 20,688,067      $  13,187,138
                                        ============      =============

                                                                     RESERVE NEW YORK
                                                                     TAX-EXEMPT TRUST
                                                              ------------------------------
                                                                      NEW YORK FUND
                                                              ------------------------------
                                                               SIX MONTHS
                                                                  ENDED         YEAR ENDED
                                                              NOVEMBER 30,        MAY 31,
                                                                  1998*            1998
                                                              ------------      ----------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT
 OPERATIONS:
   Net investment income paid to shareholders as dividends
     (Note 1)...............................................  $ (2,163,722)    $  (4,696,211)
                                                              -------------    -------------
 FROM CAPITAL SHARE TRANSACTIONS (at net asset value of
   $1.00 per share):
   Net proceeds from sale of shares.........................   355,277,979       748,322,717
   Dividends reinvested.....................................     2,163,722         4,696,211
   Cost of shares redeemed..................................  (347,260,565)     (734,986,773)
                                                              -------------    -------------
Net increase (decrease) in net assets derived from capital
 share transactions and from investment operations..........    10,181,136        18,032,155
NET ASSETS:
 Beginning of period........................................   171,212,239       153,180,084
                                                              -------------    -------------
 End of period..............................................  $181,393,375     $ 171,212,239
                                                              =============    =============

---------------
  * Unaudited.

(a) For the period April 1, 1998 (Commencement of Operations) to May 31, 1998.

(b) For the period September 12, 1997 (Commencement of Operations) to May 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES:

    --------------------------------
    The Reserve Fund (the "Fund") the Reserve New York Tax-Exempt Trust and the Reserve Tax-Exempt Trust (collectively, the "Trusts") are register under the Investment Company Act of 1940 as non-diversified open-end investment companies. The policies summarized below are in conformity with generally accepted accounting principles.

    A. The Fund are Trusts authorized shares of beneficial interest are unlimited. The shares of Reserve Fund are divided into four series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Strategist Money Market Fund. The shares of Reserve Tax-Exempt Trust are divided into nine series:
    California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Interstate Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund and Pennsylvania Tax-Exempt Fund. Each series mentioned above and the New Tax-Exempt Trust shall hereafter be called the "Funds". These financial statements and notes apply to all Funds mentioned above except Strategist Money Market Fund and Michigan Tax-Exempt Fund.

    B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost, at the time of purchase, and thereafter assumes a constant amortization of any discount or premium, irrespective of intervening changes in interest rates or market values. Pursuant to Rule 2a-7, for the purpose of computing the average-weighted life to maturity, floating rate instruments in which the Funds may invest, will be deemed to be: (1) the notice period require before the Funds are entitled to receive payment of principal or, (2) the period remaining until the instrument's next interest rate adjustment.

    C. It is the Fund and each Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

    D. Security transactions are recorded on a trade date basis; interest income is accrued daily. Net investment income is distributed to shareholders daily and automatically invested in additional Fund shares.

    E. Expenses are allocated based on a Fund's net assets or number of shareholder accounts. Those expenses recognized as directly attributable to a specific Fund are charged to that Fund directly.

    F. Each Fund may enter into repurchase agreements with financial institutions and securities dealer who are deemed credit-worthy pursuant to guidelines established by the Funds' Board of Trustees. The Funds' Investment Adviser has established procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Funds' custodian holds the underlying securities subject to repurchase agreements.

(2) MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

    ---------------------------------------------------------
    Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as the Funds' Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of each Fund. RMCI manages the Funds' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a management fee from each Fund, except U.S. Treasury Fund, calculated at a annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of each Fund's average daily net assets. For its services as Investment Adviser to U.S. Treasury Fund, RMCI receives a comprehensive fee calculated at an annual rate of .80% of the Fund's average daily net assets.

    Under the current Agreement, each Fund, except U.S. Treasury Fund, reimburses RMCI for expenditures made by RMCI on behalf of the Funds. During the six months ended November 30, 1998, RMCI was reimbursed the following amounts:

  Primary Fund            $5,479,396  Massachusetts    $ 61,694
  U.S. Government Fund     1,160,749  New Jersey         61,192
  California                 153,955  New York          304,310
  Connecticut                 76,975  Ohio                5,523
  Florida                     26,935  Pennsylvania       25,111
  Interstate                 578,440

    The operating expenses charged the Funds are limited to an annual rate of 1.00% (excluding brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses) of each Fund's average daily net assets. However, RMCI has voluntarily agreed to reduce the comprehensive fee of U.S. Treasury Fund to an annual rate of .60% of average net assets. For the six months ended November 30, 1998, RMCI voluntarily reduced its fee by $256,573.

DISTRIBUTION ASSISTANCE:
---------------------
    Pursuant to a Plan of Distribution, each Fund may make assistance payments, at a rate of .20% per annum of each Fund's average net asset value, to firms for distribution assistance and administrative services provided to Fund shareholders. The plan requires RMCI to pay an equivalent amount form its own resources.

(3) MANAGEMENT'S USE OF ESTIMATES:

    ----------------------------------
    The preparation of financial statements in conformity with generally accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the reporting periods. Actual results may differ from those estimates.

(4) INVESTMENT CONCENTRATION:

    ---------------------------
    The tax-exempt Funds invest substantially all of their assets in tax-exempt debt obligations issued by states, territories and possession of the United States. The single-state Funds invest primary in debt obligations consisting of issuers in each of their respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Funds invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At November 30, 1998, the percentages invested in such obligations amounted to:

  California       91%   New Jersey       74%
  Connecticut      75%   New York         76%
  Florida          95%   Ohio            100%
  Interstate       75%   Pennsylvania     98%
  Massachusetts    71%

(5) COMPOSITION OF NET ASSETS:

    -----------------------------
    At November 30, 1998, the composition of each Fund's net assets was as follows:

                                                        PRIMARY        U.S. GOVERNMENT    U.S. TREASURY     CALIFORNIA
                                                     --------------    ---------------    -------------    -------------
    Par Value....................................    $    3,284,560     $    731,617      $    273,089     $    123,849
    Paid-in Capital..............................     3,281,275,462      730,884,957       273,815,711      123,725,115
                                                     --------------     ------------      ------------     ------------
    Net Assets...................................    $3,284,560,022     $731,616,574      $273,088,800     $123,848,964
                                                     ==============     ============      ============     ============

                                                      CONNECTICUT          FLORIDA         INTERSTATE      MASSACHUSETTS
                                                     --------------    ---------------    -------------    -------------
    Par Value....................................    $       39,554     $     21,097      $    367,041     $     27,679
    Paid-in Capital..............................        39,514,311       21,075,576       366,674,353       27,651,005
                                                     --------------     ------------      ------------     ------------
    Net Assets...................................    $   39,553,865     $ 21,096,673      $367,041,394     $ 27,678,684
                                                     ==============     ============      ============     ============

                                                       NEW JERSEY         NEW YORK            OHIO         PENNSYLVANIA
                                                     --------------    ---------------    -------------    -------------
    Par Value....................................    $       42,766     $    181,393      $      2,239     $     20,688
    Paid-in Capital..............................        42,723,075      181,211,982         2,236,682       20,667,379
                                                     --------------     ------------      ------------     ------------
    Net Assets...................................    $   42,765,841     $181,393,375      $  2,238,921     $ 20,688,067
                                                     ==============     ============      ============     ============

(6) FINANCIAL HIGHLIGHTS:

    ----------------------

    Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                  SIX MONTHS
                                                    ENDED                       FOR FISCAL YEARS ENDED MAY 31,
                                                 NOVEMBER 30,      --------------------------------------------------------
                   PRIMARY FUND                    1998(A)           1998        1997        1996        1995        1994
                   ------------                  ------------      --------    --------    --------    --------    --------
    Net asset value beginning of period........    $ 1.0000        $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------        --------    --------    --------    --------    --------
    Net investment income from investment
      operations...............................       .0227           .0483       .0457       .0490       .0450       .0246
    Less dividends from net investment
      income...................................      (.0227)         (.0483)     (.0457)     (.0490)     (.0450)     (.0246)
                                                   --------        --------    --------    --------    --------    --------
    Net asset value at end of period...........    $ 1.0000        $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========        ========    ========    ========    ========    ========
    Total Return...............................        4.69%(b)        4.83%       4.57%       4.90%       4.50%       2.46%
    RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------
    Net assets end of period (millions)........    $3,284.6        $2,707.6    $2,104.1    $1,664.1    $1,602.5    $1,415.4
    Ratio of expenses to average net assets....         .99%(b)         .94%        .98%        .98%        .97%        .97%
    Ratio of net investment income to average
      net assets...............................        4.52%(b)        4.71%       4.47%       4.79%       4.42%       2.44%

                                                     SIX MONTHS
                                                       ENDED                    FOR FISCAL YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      ---------------------------------------------------
                 U.S. GOVERNMENT FUND                 1998(A)          1998       1997       1996       1995       1994
                 --------------------               ------------      -------    -------    -------    -------    -------
    Net asset value beginning of period...........    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      -------         -------    -------    -------    -------    -------
    Net investment income from investment
      operations..................................      .0224           .0471      .0449      .0484      .0441      .0237
    Less dividends from net investment income.....     (.0224)         (.0471)    (.0449)    (.0484)    (.0441)    (.0237)
                                                      -------         -------    -------    -------    -------    -------
    Net asset value at end of period..............    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      =======         =======    =======    =======    =======    =======
    Total Return..................................       4.61%(b)        4.71%      4.49%      4.84%      4.41%      2.37%
    RATIOS/SUPPLEMENTAL DATA
    ----------------------------------------------
    Net assets end of period (millions)...........    $ 731.6         $ 652.5    $ 611.8    $ 568.5    $ 721.8    $ 740.7
    Ratio of expenses to average net assets.......       1.00%(b)         .99%       .99%      1.00%       .99%       .99%
    Ratio of net investment income to average net
      assets......................................       4.45%(b)        4.63%      4.40%      4.75%      4.31%      2.35%

                                                     SIX MONTHS
                                                       ENDED                    FOR FISCAL YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      ---------------------------------------------------
                  U.S. TREASURY FUND                  1998(A)          1998       1997       1996       1995       1994
                  ------------------                ------------      -------    -------    -------    -------    -------
    Net asset value beginning of period...........    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      -------         -------    -------    -------    -------    -------
    Net investment income from investment
      operations..................................      .0215           .0456      .0443      .0466      .0456      .0240
    Less dividends from net investment income.....     (.0215)         (.0456)    (.0443)    (.0466)    (.0456)    (.0240)
                                                      -------         -------    -------    -------    -------    -------
    Net asset value at end of period..............    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      =======         =======    =======    =======    =======    =======
    Total Return..................................       4.29%(b)        4.56%      4.43%      4.66%      4.56%      2.40%
    RATIOS/SUPPLEMENTAL DATA
    ----------------------------------------------
    Net assets end of period (millions)...........    $ 273.1         $ 239.8    $ 169.2    $ 142.8    $  95.2    $   7.4
    Ratio of expenses to average net assets(c)....        .77%(b)         .77%       .77%       .79%       .68%       .73%
    Ratio of net investment income to average net
      assets......................................       4.28%(b)        4.46       4.33       4.53       4.64       2.38

---------------
(a)  Unaudited.
(b)  Annualized.
(c) Net of fees and other expenses. Had RMCI not undertaken to reduce expenses, the actual expense ratios would have amounted to .97%, .97%, .99%, .93% and .85% for the years ended May 31, 1998, 1997, 1996, 1995 and 1994, respectively.

    ----------------------

                                                              SIX MONTHS
                                                                ENDED                 FISCAL YEARS ENDED MAY 31,
                                                             NOVEMBER 30,      ----------------------------------------
                  CALIFORNIA TAX-EXEMPT FUND                    1998*           1998       1997       1996      1995(B)
                  --------------------------                 ------------      -------    -------    -------    -------
    Net asset value, beginning of period...................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000
                                                               -------         -------    -------    -------    -------
    Net investment income..................................      .0110           .0260      .0239      .0273      .0181
    Dividends from net investment income...................     (.0110)         (.0260)    (.0239)    (.0273)    (.0181)
                                                               -------         -------    -------    -------    -------
    Net asset value, end of period.........................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000
                                                               =======         =======    =======    =======    =======
    Total Return...........................................       2.24% (a)       2.60%      2.39%      2.73%      1.81%(a)
    RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------------------
    Net assets end of period (millions)....................    $ 123.8         $  66.9    $  31.0    $  12.6    $  11.1
    Ratio of expenses to average net assets................       1.00%(a)         .96%      1.03%      1.04%      1.02%(a)
    Ratio of net investment income to average net assets...       2.19%(a)        2.55%      2.40%      2.67%      2.95%(a)

                                                   SIX MONTHS
                                                     ENDED                       FISCAL YEARS ENDED MAY 31,
                                                  NOVEMBER 30,      -----------------------------------------------------
            CONNECTICUT TAX-EXEMPT FUND              1998*           1998       1997       1996       1995         1994
            ---------------------------           ------------      -------    -------    -------    -------      -------
    Net asset value, beginning of period........    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000      $1.0000
                                                    -------         -------    -------    -------    -------      -------
    Net investment income.......................      .0119           .0267      .0243      .0266      .0254        .0164
    Dividends from net investment income........     (.0119)         (.0267)    (.0243)    (.0266)    (.0254)      (.0164)
                                                    -------         -------    -------    -------    -------      -------
    Net asset value, end of period..............    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000      $1.0000
                                                    =======         =======    =======    =======    =======      =======
    Total Return................................       2.41%(a)        2.67%      2.43%      2.66%      2.54%        1.64%
    RATIOS/SUPPLEMENTAL DATA
    --------------------------------------------
    Net assets end of period (millions).........    $  39.6         $  36.8    $  33.5    $  34.8    $  26.6      $ 128.7
    Ratio of expenses to average net assets.....       1.00%(a)         .89%       .97%      1.01%        89%(d)      .85%(d)
    Ratio of net investment income to average
      net assets................................       2.37%(a)        2.64%      2.39%      2.61%      2.33%        1.62%

                                                                   SIX MONTHS       FISCAL YEARS ENDED
                                                                     ENDED               MAY 31,
                                                                  NOVEMBER 30,      ------------------
    FLORIDA TAX-EXEMPT FUND                                          1998*           1998      1997(C)
    -----------------------                                       ------------      -------    -------
    Net asset value, beginning of period........................    $1.0000         $1.0000    $1.0000
                                                                    -------         -------    -------
    Net investment income.......................................      .0125           .0269      .0228
    Dividends from net investment income........................     (.0125)         (.0269)    (.0228)
                                                                    -------         -------    -------
    Net asset value, end of period..............................    $1.0000         $1.0000    $1.0000
                                                                    =======         =======    =======
    Total Return................................................       2.53%(a)        2.69%      2.42%(a)
    RATIOS/SUPPLEMENTAL DATA
    ------------------------------------------------------------
    Net assets end of period (millions).........................    $  21.1         $  10.8    $   4.1
    Ratio of expenses to average net assets.....................       1.00%(a)         .94%      1.04%(a)
    Ratio of net investment income to average net assets........       2.47%(a)        2.62%      2.39%(a)

    ----------------------

                                                 SIX MONTHS
                                                   ENDED                         FISCAL YEARS ENDED MAY 31,
                                                NOVEMBER 30,      ---------------------------------------------------------
          MASSACHUSETTS TAX-EXEMPT FUND            1998*           1998       1997         1996         1995         1994
          -----------------------------         ------------      -------    -------      -------      -------      -------
    Net asset value, beginning of period......    $ 1.000         $1.0000    $1.0000      $1.0000      $1.0000      $1.0000
                                                  -------         -------    -------      -------      -------      -------
    Net investment income.....................      .0115           .0284      .0259        .0276        .0265        .0175
    Dividends from net investment income......     (.0115)         (.0284)    (.0259)      (.0276)      (.0265)       (.015)
                                                  -------         -------    -------      -------      -------      -------
    Net asset value, end of period............    $1.0000         $1.0000    $1.0000      $1.0000      $1.0000      $1.0000
                                                  =======         =======    =======      =======      =======      =======
    Total Return..............................       2.34%(a)        2.84%      2.59%        2.76%        2.65%        1.75%
    RATIOS/SUPPLEMENTAL DATA
    ------------------------------------------
    Net assets end of period (millions).......    $  27.7         $  25.4    $  13.0      $   9.0      $  10.2      $  14.8
    Ratio of expenses to average net assets...       1.00%(a)         .75%       .79%(d)      .84%(d)      .69%(d)       61%(d)
    Ratio of net investment income to average
      net assets..............................       2.30%(a)        2.78%      2.58%        2.71%        2.60%        1.73%

                                                              SIX MONTHS
                                                                ENDED                 FISCAL YEARS ENDED MAY 31,
                                                             NOVEMBER 30,      ----------------------------------------
                  NEW JERSEY TAX-EXEMPT FUND                    1998*           1998       1997       1996      1995(B)
                  --------------------------                 ------------      -------    -------    -------    -------
    Net asset value, beginning of period...................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000
                                                               -------         -------    -------    -------    -------
    Net investment income..................................      .0116           .0254      .0236      .0263      .0243
    Dividends from net investment income...................     (.0116)         (.0254)    (.0236)    (.0263)    (.0243)
                                                               -------         -------    -------    -------    -------
    Net asset value, end of period.........................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000
                                                               =======         =======    =======    =======    =======
    Total Return...........................................       2.35%(a)        2.54%      2.36%      2.63%      2.43%(a)(d)
    RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------------------
    Net assets end of period (millions)....................    $  42.8         $  37.6    $  39.5    $  41.0    $  21.6
    Ratio of expenses to average net assets................       1.00%(a)         .99%      1.06%      1.04%      1.01%(a)(d)
    Ratio of net investment income to average net assets...       2.31%(a)        2.50%      2.33%      2.59%      2.82%(a)(d)

                                                     SIX MONTHS
                                                       ENDED                      FISCAL YEARS ENDED MAY 31,
                                                    NOVEMBER 30,      ---------------------------------------------------
               NEW YORK TAX-EXEMPT FUND                1998*           1998       1997       1996       1995       1994
               ------------------------             ------------      -------    -------    -------    -------    -------
    Net asset value, beginning of period..........    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      -------         -------    -------    -------    -------    -------
    Net investment income.........................      .0117           .0268      .0247      .0276      .0253      .0150
    Dividends from net investment income..........     (.0117)         (.0268)    (.0247)    (.0276)    (.0253)    (.0150)
                                                      -------         -------    -------    -------    -------    -------
    Net asset value, end of period................    $1.0000         $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                      =======         =======    =======    =======    =======    =======
    Total Return..................................       2.36%(a)        2.68%      2.47%      2.76%      2.53%      1.50%
    RATIOS/SUPPLEMENTAL DATA
    ----------------------------------------------
    Net assets end of period (millions)...........    $ 181.4         $ 171.2    $ 153.2    $ 125.5    $ 152.9    $ 148.4
    Ratio of expenses to average net assets.......       1.00%(a)         .94%      1.04%      1.04%       .98%       .98%
    Ratio of net investment income to average net
      assets......................................       2.32%(a)        2.63%      2.43%      2.72%      2.48%      1.48%

    ----------------------

                                                                   SIX MONTHS
                                                                     ENDED             PERIOD
                                                                  NOVEMBER 30,      ENDED MAY 31,
                        OHIO TAX-EXEMPT FUND                         1998*             1998(E)
                        --------------------                      ------------      -------------
    Net asset value, beginning of period........................    $1.0000            $1.0000
                                                                    -------            -------
    Net investment income.......................................      .0117              .0048
    Dividends from net investment income........................     (.0117)            (.0048)
                                                                    -------            -------
    Net asset value, end of period..............................    $1.0000            $1.0000
                                                                    -------            -------
    Total Return................................................       2.37%(a)           2.87%(a)
    RATIOS/SUPPLEMENTAL DATA
    ------------------------------------------------------------
    Net assets end of period (millions).........................    $   2.2            $   2.5
    Ratio of expenses to average net assets.....................       1.00%(a)           1.00%(a)
    Ratio of net investment income to average net assets........       2.33%(a)           2.86%(a)

                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED
                                                                  NOVEMBER 30,        MAY 31,
                         PENNSYLVANIA FUND                           1998*            1998(F)
                         -----------------                        ------------      ------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM INVESTMENT OPERATIONS:
    Net investment income paid to shareholders as dividends
      (Note 1)..................................................  $   (203,634)     $   (239,733)
                                                                  ------------      ------------
    FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
    Net proceeds from sale of shares............................    33,850,248        56,580,287
    Dividends reinvested........................................       203,634           239,733
    Cost of shares redeemed.....................................   (26,552,953)      (43,632,882)
                                                                  ------------      ------------
    Net increase (decrease) in net assets derived from capital
      share transactions and from investment operations.........     7,500,929        13,187,138
    NET ASSETS:
    Beginning of period.........................................    13,187,138                --
                                                                  ------------      ------------
    End of period...............................................  $ 20,688,067      $ 13,187,138
                                                                  ============      ============

----------------
 *  Unaudited.
(a)  Annualized.
(b) From October 17, 1994 (Commencement of Operations) to May 31, 1996.
(c)  From June 24, 1996 (Commencement of Operations) to May 31, 1997.
(d) RMCI waived a portion of its fee or reimbursed the Funds for other expenses. Has RMCI not pursued such undertaking, the following Fund expense rations would have been higher: Connecticut Fund: 0.10% higher for each of the two years ended May 31, 1994 and May 31, 1995; Massachusetts Fund:
     0.04%, 0.05%, 0.11% and 0.43% higher for fiscal years ended May 31, 1997, 1996, 1995 and 1994, respectively; New Jersey Fund: .0.1%, for period ended May 31, 1996.
(e)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(f)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.